UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21238

PIMCO Corporate & Income Opportunity

Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

January 31, 2017

PIMCO Corporate & Income Opportunity Fund

PIMCO Corporate & Income Strategy Fund

PIMCO High Income Fund

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

Table of Contents

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		14
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Statements of Cash Flows		20
Notes to Financial Statements		69
Glossary		90

Fund	Fund Summary	Schedule of Investments

PIMCO Corporate & Income Opportunity Fund	9	21
PIMCO Corporate & Income Strategy Fund	10	32
PIMCO High Income Fund	11	42
PIMCO Income Strategy Fund	12	51
PIMCO Income Strategy Fund II	13	60

Letter from the Chairman of the Board & President

Dear Shareholder,

The global financial markets generated mixed results during the reporting period. Investor sentiment fluctuated as investors reacted to incoming economic data, shifting monetary policy, volatile commodity prices and numerous geopolitical issues.

For the six-month reporting period ended January 31, 2017

The U.S. economy continued to expand during the reporting period, although the pace was relatively modest. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a 0.9% annual pace during the second quarter of 2016. GDP grew at a 3.5% annual pace during the third quarter — the strongest reading in two years. Finally, the Commerce Department’s second reading showed that fourth-quarter 2016 GDP grew at an annual pace of 1.9%.

At its meeting in December 2015, the Federal Reserve (“Fed”) took its initial step toward normalizing monetary policy. In particular, the Fed raised interest rates from a range between 0% and 0.25% to a range between 0.25% and 0.50%. During its first seven meetings in 2016, the Fed remained on hold as it monitored incoming economic data, as well as several geopolitical events. Then, in a well-telegraphed move, the Fed again raised interest rates in December 2016 to a range between 0.50% and 0.75%. In its official statement following the Fed’s December 2016 meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Economic activity outside the U.S. was generally tepid during the reporting period. In the eurozone, growth was modest and inflation remained lower than the European Central Bank’s (“ECB”) target. As a result, the ECB maintained its highly accommodative monetary policy and extended the duration of its bond-buying program through December 2017. In the aftermath of the United Kingdom’s decision to leave the European Union (“Brexit”), the Bank of England lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. Elsewhere, uneven growth in Japan prompted the Bank of Japan to push the rate on current accounts that commercial banks hold to negative territory.

After weakness earlier in 2016, commodity prices generally stabilized and moved higher during the six months ended January 31, 2017. Crude oil rose from approximately $42 a barrel when the reporting period began, to roughly $53 at the end of January 2017. Finally, foreign exchange markets fluctuated given economic data, decoupling central bank policy, Brexit, and the surprise outcome from the U.S. November elections that propelled the U.S. dollar higher.

Outlook

PIMCO’s baseline view is for the aging U.S. economic expansion to continue during the remainder of 2017. PIMCO foresees U.S. GDP growth of 2%–2.5% in 2017, twice the annualized growth rate from the fourth quarter of 2015 through the second quarter of 2016, but below the 3.5% rate during the third quarter of 2016. PIMCO believes business investment will likely increase, helped by higher energy prices and, eventually, more clarity on corporate tax reform. In PIMCO’s view, consumer spending will be supported by a further decline in unemployment, rising wages and expectations of personal income tax cuts to be enacted by the end of 2017. Meanwhile, PIMCO expects headline Consumer Price Index (“CPI”) inflation to increase and to converge with core inflation above 2%, with the Fed raising interest rates two or three times during 2017 (with risks to the upside).

Overseas, PIMCO’s baseline view is for eurozone growth to be in a 1%–1.5% range as political uncertainty remains elevated ahead of crucial elections in France, Germany, the Netherlands and, potentially, in Italy. While PIMCO believes that headline inflation will rise above 1%, core inflation should make little headway toward the European

2	PIMCO CLOSED-END FUNDS

Central Bank’s “below but close to 2%” objective. In the U.K., PIMCO’s baseline view is for growth to moderate into a 0.75%–1.5% range, reflecting fairly robust momentum so far, but also the ongoing uncertainty over the impact of Brexit. PIMCO’s baseline view in Japan is that fiscal stimulus and recent yen weakening will propel GDP growth into a 0.75%–1.25% range in 2017. However, PIMCO believes inflation will remain subdued and significantly below the Bank of Japan’s 2% target. Finally, for China, PIMCO’s baseline view is that the public sector credit bubble and its private sector capital outflows will likely remain under control and growth will slow into a 6%–6.5% range as policymakers prioritize financial stability over economic stimulus, ahead of the 19th National Party Congress in the fourth quarter of 2017.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended January 31, 2017.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO, or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

SEMIANNUAL REPORT	JANUARY 31, 2017	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed- income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund Management will anticipate such movement. As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with rising interest rates. This is especially true since the Federal Reserve Board has concluded its quantitative easing program and, at its meetings on December 16, 2015 and December 14, 2016, raised interest rates for the first time since 2006. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and a Fund. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives and generate income.

Certain Funds’ monthly distributions may include, among other sources, payments and premiums (characterized as capital for financial accounting purposes and as ordinary income for tax purposes) generated by certain types of interest rate derivatives.

Strategies involving interest rate derivatives may attempt to capitalize on differences between short-term and long-term interest rates as part of a Fund’s duration and yield curve active management strategies. For instance, in the event that long-term interest rates are higher than short-term interest rates, a Fund may elect to pay a floating short-term interest rate and to receive a long-term fixed interest rate for a stipulated period of time, thereby generating payments as a function of the difference between current short-term interest rates and long-term interest rates, so long as the floating short-term interest rate (which may rise) is lower than the fixed long-term interest rate.

A Fund may also enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) and that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”). In a paired swap transaction, a Fund would generally enter into one or more interest rate swap agreements whereby the Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). The Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, the Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do

4	PIMCO CLOSED-END FUNDS

not commence until a date following the commencement of the initial leg (the “forward leg”).

A Fund’s income- and gain-generating strategies may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. For instance, a significant portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with the expectation that the Fund will later realize a corresponding capital loss and potential decline in its net asset value with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

The notional exposure of a Fund’s interest rate derivatives may represent a multiple of the Fund’s total net assets. There can be no assurance a Fund’s strategies involving interest rate derivatives will work as intended and such strategies are subject to the risks related to the use of derivatives generally, as discussed above (see also Notes 6 and 7 in the Notes to Financial Statements for further discussion on the use of derivative instruments and certain of the risks associated therewith).

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Risks associated with investing in foreign securities may be increased when a Fund invests in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the emerging market.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions

SEMIANNUAL REPORT	JANUARY 31, 2017	5

Important Information About the Funds (Cont.)

associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan, irrespective of whether the loan transaction is ultimately consummated or closed. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may experience additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher- rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union (“EMU”) member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In June 2016, the United Kingdom approved a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational risks through breaches in cyber security. A breach in cyber

6	PIMCO CLOSED-END FUNDS

security refers to both intentional and unintentional cyber events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches of a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties) or issuers that a Fund invests in can also subject a Fund to many of the same risks associated with direct cyber security breaches. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Like with operational risk in general, the Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of issuers or third party service providers. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short- term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non- diversification risk, management risk, municipal bond risk, inflation- indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred

SEMIANNUAL REPORT	JANUARY 31, 2017	7

Important Information About the Funds (Cont.)

securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand, other than pursuant to any rights under federal or state law that cannot be waived. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE - PTY

Allocation Breakdown as of 01/31/2017†§

Corporate Bonds & Notes	44.7%
Non-Agency Mortgage-Backed Securities	21.3%
Asset-Backed Securities	13.4%
Short-Term Instruments	6.7%
Municipal Bonds & Notes	5.5%
Other	8.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2017)(1)

Market Price	$15.45
NAV	$13.81
Premium/(Discount) to NAV	11.88%
Market Price Distribution Yield(2)	10.10%
NAV Distribution Yield(2)	11.30%
Total Effective Leverage(3)	44%

Average Annual Total Return(1) for the period ended January 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	12.12%	33.85%	10.30%	12.97%	13.76%
NAV	11.61%	23.49%	14.81%	14.21%	14.14%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Opportunity Fund’s primary investment objective is to seek maximum total return through a combination of current income and capital appreciation.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to high yield corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s selection of agency collateralized mortgage obligations (CMOs) contributed to performance, as select floating-rate positions outperformed the broader agency CMO sector.

»	The Fund’s exposure to U.S. duration detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the U.K. yield curve modestly detracted from performance, as intermediate-term U.K. interest rates increased.

SEMIANNUAL REPORT	JANUARY 31, 2017	9

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Allocation Breakdown as of 01/31/2017†§

Corporate Bonds & Notes	47.7%
Non-Agency Mortgage-Backed Securities	22.7%
Asset-Backed Securities	15.0%
Municipal Bonds & Notes	3.5%
Short-Term Instruments	2.2%
Other	8.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2017)(1)

Market Price	$15.61
NAV	$14.46
Premium/(Discount) to NAV	7.95%
Market Price Distribution Yield(2)	8.65%
NAV Distribution Yield(2)	9.34%
Total Effective Leverage(3)	20%

Average Annual Total Return(1) for the period ended January 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	9.04%	30.93%	10.29%	11.65%	11.87%
NAV	9.23%	18.91%	13.84%	12.79%	12.13%

All	Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with capital preservation and appreciation as secondary objectives.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to high yield corporate bonds contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s selection of investment grade banking issuers benefited performance, as select subordinated positions outperformed the broader banking sector.

»	The Fund’s exposure to U.S. duration detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the U.K. yield curve modestly detracted from performance, as intermediate-term U.K. interest rates increased.

10	PIMCO CLOSED-END FUNDS

PIMCO High Income Fund

Symbol on NYSE - PHK

Allocation Breakdown as of 01/31/2017†§

Corporate Bonds & Notes	54.5%
Non-Agency Mortgage-Backed Securities	13.4%
Asset-Backed Securities	12.8%
Short-Term Instruments	8.1%
Municipal Bonds & Notes	6.1%
Other	5.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2017)(1)

Market Price	$9.88
NAV	$6.57
Premium/(Discount) to NAV	50.38%
Market Price Distribution Yield(2)	12.57%
NAV Distribution Yield(2)	18.90%
Total Effective Leverage(3)	28%

Average Annual Total Return(1) for the period ended January 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	5.51%	44.74%	8.51%	9.96%	11.02%
NAV	8.87%	21.80%	16.72%	11.01%	11.59%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to high yield corporate bonds contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s selection of investment grade financial issuers benefited performance, as select subordinated banking positions and senior brokerage positions outperformed the broader financial sector.

»	The Fund’s exposure to U.S. duration detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the U.K. yield curve modestly detracted from performance, as intermediate-term U.K. interest rates increased.

SEMIANNUAL REPORT	JANUARY 31, 2017	11

PIMCO Income Strategy Fund

Symbol on NYSE - PFL

Allocation Breakdown as of 01/31/2017†§

Corporate Bonds & Notes	52.5%
Asset-Backed Securities	19.0%
Non-Agency Mortgage-Backed Securities	13.0%
Short-Term Instruments	4.0%
Municipal Bonds & Notes	4.0%
Other	7.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2017)(1)

Market Price	$10.87
NAV	$10.97
Premium/(Discount) to NAV	(0.91)%
Market Price Distribution Yield(2)	9.94%
NAV Distribution Yield(2)	9.85%
Total Effective Leverage(3)	26%

Average Annual Total Return(1) for the period ended January 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	9.12%	29.93%	10.27%	5.23%	6.15%
NAV	9.55%	20.75%	11.94%	6.41%	6.65%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund’s primary investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to high yield corporate bonds contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s selection of agency collateralized mortgage obligations (CMOs) contributed to performance, as select floating-rate positions outperformed the broader agency CMO sector.

»	The Fund’s selection of investment grade banking issuers benefited performance, as select subordinated positions outperformed the broader banking sector.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s exposure to U.S. duration detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the U.K. yield curve modestly detracted from performance, as intermediate-term U.K. interest rates increased.

12	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund II

Symbol on NYSE - PFN

Allocation Breakdown as of 01/31/2017†§

Corporate Bonds & Notes	45.5%
Non-Agency Mortgage-Backed Securities	19.6%
Asset-Backed Securities	16.1%
Municipal Bonds & Notes	5.5%
Short-Term Instruments	5.0%
Other	8.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2017)(1)

Market Price	$9.79
NAV	$9.83
Premium/(Discount) to NAV	(0.41)%
Market Price Distribution Yield(2)	9.81%
NAV Distribution Yield(2)	9.77%
Total Effective Leverage(3)	24%

Average Annual Total Return(1) for the period ended January 31, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	9.64%	29.13%	11.14%	4.70%	5.19%
NAV	9.69%	19.58%	12.33%	5.15%	5.59%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund II’s primary investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to high yield corporate bonds contributed to performance, as the asset class generated a positive return.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class generated a positive return.

»	The Fund’s selection of agency collateralized mortgage obligations (CMOs) contributed to performance, as select floating-rate positions outperformed the broader agency CMO sector.

»	The Fund’s selection of investment grade banking issuers benefited performance, as select subordinated positions outperformed the broader banking sector.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s exposure to U.S. duration detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the U.K. yield curve modestly detracted from performance, as intermediate-term U.K. interest rates increased.

SEMIANNUAL REPORT	JANUARY 31, 2017	13

Financial Highlights

		Investment Operations			Less Distributions to Preferred Shareholders(b)					Less Distributions to Common Shareholders(b)

	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)		From Net Investment Income	From Net Realized Capital Gains		Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations		From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Corporate & Income Opportunity Fund
08/01/2016 - 01/31/2017+	$13.27	$0.60	$0.91		$(0.02)	$0.00		$1.49		$(0.95)	$0.00	$0.00	$(0.95)
07/31/2016	14.23	1.30	(0.65)		(0.02)	0.00		0.63		(1.59)	0.00	0.00	(1.59)
12/01/2014 - 07/31/2015(g)	15.41	0.68	(0.33)		(0.00)^	0.00		0.35		(1.69)	0.00	0.00	(1.69	)(j)
11/30/2014	16.62	1.14	1.06		(0.00)^	(0.01)		2.19		(1.56)	(1.84)	0.00	(3.40)
11/30/2013	17.58	1.43	0.19		(0.00)^	(0.00	)^	1.62		(1.82)	(0.76)	0.00	(2.58)
11/30/2012	14.22	1.68	3.87		(0.01)	0.00		5.54		(2.18)	0.00	0.00	(2.18)
11/30/2011	16.29	1.88	(1.87)		(0.01)	0.00		0.00		(2.07)	0.00	0.00	(2.07)

PIMCO Corporate & Income Strategy Fund
08/01/2016 - 01/31/2017+	$14.28	$0.55	$0.73		$(0.00)^	$0.00		$1.28		$(1.10)	$0.00	$0.00	$(1.10)
07/31/2016	14.75	1.24	(0.84	)(k)	(0.01)	0.00		0.39	(l)	(1.37)	0.00	0.00	(1.37)
11/01/2014 - 07/31/2015(h)	15.60	0.73	(0.21)		(0.00)^	0.00		0.52		(1.37)	0.00	0.00	(1.37	)(j)
10/31/2014	16.04	0.99	0.87		(0.00)^	(0.00	)^	1.86		(1.35)	(0.95)	0.00	(2.30)
10/31/2013	15.90	1.28	0.44		(0.01)	0.00		1.71		(1.57)	0.00	0.00	(1.57)
10/31/2012	13.67	1.57	2.47		(0.01)	0.00		4.03		(1.80)	0.00	0.00	(1.80)
10/31/2011	15.51	1.72	(1.87)		(0.01)	0.00		(0.16)		(1.68)	0.00	0.00	(1.68)

PIMCO High Income Fund
08/01/2016 - 01/31/2017+	$6.63	$0.34	$0.22		$(0.00)^	$0.00		$0.56		$(0.62)	$0.00	$0.00	$(0.62)
07/31/2016	7.37	0.74	(0.48	)(k)	(0.00)^	0.00		0.26	(l)	(1.18)	0.00	(0.08)	(1.26)
04/01/2015 - 07/31/2015(i)	7.59	0.21	0.06		(0.00)^	0.00		0.27		(0.33)	0.00	(0.16)	(0.49	)(j)
03/31/2015	8.23	0.94	(0.12)		(0.00)^	0.00		0.82		(1.46)	0.00	0.00	(1.46)
03/31/2014	8.65	0.84	0.20		(0.00)^	0.00		1.04		(1.35)	0.00	(0.11)	(1.46)
03/31/2013	7.87	0.81	1.43		(0.00)^	0.00		2.24		(1.42)	0.00	(0.04)	(1.46)
03/31/2012	9.42	0.96	(1.05)		(0.00)^	0.00		(0.09)		(1.39)	0.00	(0.07)	(1.46)

PIMCO Income Strategy Fund
08/01/2016 - 01/31/2017+	$10.53	$0.43	$0.57		$(0.02)	$0.00		$0.98		$(0.54)	$0.00	$0.00	$(0.54)
07/31/2016	11.46	0.88	(0.70)		(0.03)	0.00		0.15		(1.08)	0.00	0.00	(1.08)
07/31/2015	12.15	0.79	(0.34)		(0.03)	0.00		0.42		(1.22)	0.00	0.00	(1.22)
07/31/2014	11.70	0.79	0.78		(0.04)	0.00		1.53		(1.08)	0.00	0.00	(1.08)
07/31/2013	11.35	0.92	0.87		(0.04)	0.00		1.75		(1.40)	0.00	0.00	(1.40)
07/31/2012	11.39	1.16	(0.04)		(0.05)	0.00		1.07		(1.11)	0.00	0.00	(1.11)

PIMCO Income Strategy Fund II
08/01/2016 - 01/31/2017+	$9.42	$0.41	$0.49		$(0.01)	$0.00		$0.89		$(0.48)	$0.00	$0.00	$(0.48)
07/31/2016	10.27	0.87	(0.67)		(0.02)	0.00		0.18		(1.03)	0.00	0.00	(1.03)
07/31/2015	10.88	0.70	(0.29)		(0.03)	0.00		0.38		(1.11)	0.00	0.00	(1.11)
07/31/2014	10.29	0.72	0.87		(0.04)	0.00		1.55		(0.96)	0.00	0.00	(0.96)
07/31/2013	10.23	0.88	0.68		(0.04)	0.00		1.52		(1.46)	0.00	0.00	(1.46)
07/31/2012	10.04	1.03	0.03		(0.04)	0.00		1.02		(0.83)	0.00	0.00	(0.83)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2 in the Notes to Financial Statements for more information.

(c)	See Note 12 in the Notes to Financial Statements.
(d)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(f)	Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5 in the Notes to Financial Statements for more information.
(g)	Fiscal year end changed from November 30th to July 31st.
(h)	Fiscal year end changed from October 31st to July 31st.
(i)	Fiscal year end changed from March 31st to July 31st.
(j)

Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

(k)

The amount previously reported in the Funds’ Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of (0.33) and (0.22), respectively.

(l)

The amount previously reported in the Funds’ Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of 0.90 and 0.52, respectively.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

	Common Share			Ratios/Supplemental Data
					Ratios to Average Net Assets
Increase Resulting from Tender and Repurchase of Auction-Rate Preferred Shares(c)	Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Interest Expense(e)		Net Investment Income(e)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$0.00	$13.81	$15.45	12.12%	991,181	1.01	%*	0.85	%*	8.80	%*	129,122	22%
0.00	13.27	14.75	16.09	946,843	0.89		0.85		9.93		124,468	45
0.16	14.23	14.31	(13.61)	1,006,484	0.91	*	0.90	*	7.01	*	130,743	34
0.00	15.41	18.50	26.04	1,082,000	0.91		0.91		7.36		108,229	44
0.00	16.62	17.75	(0.15)	1,149,779	0.91		0.91		8.49		113,443	118
0.00	17.58	20.37	36.86	1,205,090	1.05		0.93		10.63		117,697	29
0.00	14.22	16.78	9.24	967,195	1.09		0.94		11.76		99,399	53

$0.00	$14.46	$15.61	9.04%	563,695	1.17	%*	0.94	%*	7.53	%*	278,772	23%
0.51	14.28	15.43	24.21	553,569	1.10		1.02		8.91		274,223	43
0.00	14.75	13.71	(7.12)	570,122	1.07	*	1.07	*	6.51	*	109,336	40
0.00	15.60	16.18	8.84	599,980	1.09		1.09		6.32		113,753	48
0.00	16.04	17.15	3.48	612,225	1.10		1.09		7.91		115,565	108
0.00	15.90	18.17	33.21	603,483	1.32		1.14		11.03		114,270	28
0.00	13.67	15.27	4.78	515,041	1.30		1.16		11.56		101,188	32

$0.00	$6.57	$9.88	5.51%	838,173	1.26	%*	0.90	%*	10.21	%*	230,459	18%
0.26	6.63	10.03	19.92	841,102	1.08		0.95		11.20		231,185	42
0.00	7.37	9.71	(18.40)	925,598	1.05	*	1.03	*	8.14	*	104,245	8
0.00	7.59	12.48	12.30	949,880	1.18		1.02		11.53		106,324	58
0.00	8.23	12.56	15.51	1,021,120	1.14		1.03		10.14		112,424	159
0.00	8.65	12.35	8.53	1,063,863	1.06		1.05		10.00		116,082	70
0.00	7.87	12.84	3.28	960,496	1.16		1.07		11.76		107,233	24

$0.00	$10.97	$10.87	9.12%	277,765	1.33	%*	1.18	%*	7.99	%*	160,384	22%
0.00	10.53	10.48	12.41	266,347	1.17		1.13		8.49		154,837	38
0.11	11.46	10.39	(2.62)	289,909	1.30		1.25		6.67		166,328	67
0.00	12.15	11.87	9.95	306,475	1.19		1.18		6.71		122,004	113
0.00	11.70	11.83	5.69	294,017	1.24		1.21		7.59		118,058	63
0.00	11.35	11.52	12.02	283,285	1.85		1.65		10.93		114,654	23

$0.00	$9.83	$9.79	9.64%	581,071	1.29	%*	1.12	%*	8.37	%*	182,094	15%
0.00	9.42	9.39	11.92	556,840	1.14		1.07		9.25		175,544	38
0.12	10.27	9.41	(0.12)	606,974	1.16		1.13		6.58		189,105	63
0.00	10.88	10.50	12.39	642,119	1.14		1.14		6.79		124,695	119
0.00	10.29	10.24	6.80	605,843	1.16		1.14		8.20		119,060	71
0.00	10.23	10.96	16.33	597,683	1.48		1.37		10.87		117,792	17

SEMIANNUAL REPORT	JANUARY 31, 2017	15

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:
Investments, at value
Investments in securities*	$1,326,021	$697,129	$1,161,940	$361,023	$733,372
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,828	1,537	5,270	855	1,975
Over the counter	962	485	3,969	299	583
Cash	118	1	1	0	0
Deposits with counterparty	93,445	5,814	8,946	5,292	7,597
Foreign currency, at value	647	53	624	689	419
Receivable for investments sold	21,228	13,714	23,316	2,286	9,605
Interest and/or dividends receivable	12,781	6,344	12,584	3,820	6,570
Other assets	5	3	40	2	6
Total Assets	1,458,035	725,080	1,216,690	374,266	760,127

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$149,643	$87,974	$226,859	$34,842	$63,539
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,251	1,597	6,686	958	2,297
Over the counter	43,654	3,158	7,970	2,334	4,759
Payable for investments purchased	21,747	8,270	17,723	4,400	10,269
Deposits from counterparty	460	0	3,466	0	170
Distributions payable to common shareholders	9,328	4,386	13,195	2,278	4,728
Distributions payable to preferred shareholders	36	7	13	17	21
Accrued management fees	631	395	561	247	479
Other liabilities	154	73	69	150	344
Total Liabilities	228,904	105,860	276,542	45,226	86,606

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	237,950	55,525	101,975	51,275	92,450

Net Assets Applicable to Common Shareholders	$991,181	$563,695	$838,173	$277,765	$581,071

Net Assets Applicable to Common Shareholders Consist of:
Common Shares:
Par value ($0.00001 per share)	$1	$0	$1	$0	$1
Paid in capital in excess of par	1,040,387	574,254	1,500,516	419,625	950,673
Undistributed (overdistributed) net investment income	(14,574)	(12,540)	(53,144)	(2,039)	1,392
Accumulated undistributed net realized (loss)	(197,904)	(70,807)	(545,039)	(158,668)	(416,174)
Net unrealized appreciation (depreciation)	163,271	72,788	(64,161)	18,847	45,179

Net Assets Applicable to Common Shareholders	$991,181	$563,695	$838,173	$277,765	$581,071

Net Asset Value Per Common Share	$13.81	$14.46	$6.57	$10.97	$9.83

Common Shares Issued and Outstanding	71,750	38,990	127,534	25,313	59,103

Preferred Shares Issued and Outstanding	10	2	4	2	4

Cost of investments in securities	$1,310,901	$695,269	$1,171,271	$362,115	$738,293
Cost of foreign currency held	$643	$53	$629	$686	$424
Cost or premiums of financial derivative instruments, net	$(57,609)	$(1,210)	$(1,282)	$(801)	$(1,679)

* Includes repurchase agreements of:	$11,582	$8,056	$48,400	$2,581	$21,636

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:
Interest, net of foreign taxes*	$47,360	$24,135	$48,122	$12,565	$27,032
Dividends	518	471	231	188	627
Total Income	47,878	24,606	48,353	12,753	27,659

Expenses:
Management fees	3,957	2,520	3,595	1,529	3,056
Trustee fees and related expenses	90	51	81	25	50
Interest expense	796	639	1,526	209	488
Auction agent fees and commissions	118	49	73	31	54
Auction rate preferred shares related expenses	12	27	22	21	22
Total Expenses	4,973	3,286	5,297	1,815	3,670

Net Investment Income	42,905	21,320	43,056	10,938	23,989

Net Realized Gain (Loss):
Investments in securities	(6,636)	(2,977)	7,450	(283)	(2,139)
Exchange-traded or centrally cleared financial derivative instruments	19,121	4,903	91,164	19,805	46,966
Over the counter financial derivative instruments	12,447	7,993	18,233	4,121	7,706
Foreign currency	(64)	(47)	(84)	(36)	31

Net Realized Gain	24,868	9,872	116,763	23,607	52,564

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	27,234	23,390	21,007	9,242	17,885
Exchange-traded or centrally cleared financial derivative instruments	(957)	(3,635)	(109,184)	(17,509)	(39,508)
Over the counter financial derivative instruments	13,848	(1,201)	(1,597)	(894)	(1,520)
Foreign currency assets and liabilities	(133)	33	98	13	15

Net Change in Unrealized Appreciation (Depreciation)	39,992	18,587	(89,676)	(9,148)	(23,128)

Net Increase in Net Assets Resulting from Operations	$107,765	$49,779	$70,143	$25,397	$53,425

Distributions on Preferred Shares from Net Investment Income	$(1,103)	$(193)	$(378)	$(458)	$(825)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$106,662	$49,586	$69,765	$24,939	$52,600

* Foreign tax withholdings	$0	$2	$7	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	JANUARY 31, 2017	17

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund		PIMCO Corporate & Income Strategy Fund

(Amounts in thousands†)	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$42,905	$92,254	$21,320	$47,966
Net realized gain (loss)	24,868	(89,368)	9,872	(44,520)
Net change in unrealized appreciation (depreciation)	39,992	43,914	18,587	11,894
Net Increase in Net Assets Resulting from Operations	107,765	46,800	49,779	15,340
Distributions on preferred shares from net investment income(a)	(1,103)	(1,253)	(193)	(275)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	106,662	45,547	49,586	15,065

Distributions to Common Shareholders:
From net investment income	(67,984)	(112,955)	(42,564)	(53,009)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(67,984)	(112,955)	(42,564)	(53,009)

Preferred Share Transactions:
Net Increase resulting from tender and repurchase of Auction-Rate Preferred Shares	0	0	0	19,858

Common Share Transactions**:
Issued as reinvestment of distributions	5,660	7,767	3,104	1,533

Total Increase (Decrease) in Net Assets	44,338	(59,641)	10,126	(16,553)

Net Assets Applicable to Common Shareholders:
Beginning of period	946,843	1,006,484	553,569	570,122
End of period*	$991,181	$946,843	$563,695	$553,569

* Including undistributed (overdistributed) net investment income of:	$(14,574)	$11,608	$(12,540)	$8,897

** Common Share Transactions:
Shares issued as reinvestment of distributions	411	583	215	110

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2 in the Notes to Financial Statements for more information.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund		PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

$43,056	$93,715	$10,938	$22,312	$23,989	$51,163
116,763	42,044	23,607	(27,474)	52,564	(66,963)
(89,676)	(103,962)	(9,148)	9,720	(23,128)	27,977
70,143	31,797	25,397	4,558	53,425	12,177
(378)	(528)	(458)	(797)	(825)	(1,437)

69,765	31,269	24,939	3,761	52,600	10,740

(78,979)	(149,487)	(13,668)	(27,324)	(28,369)	(60,876)
0	(9,562)	0	0	0	0

(78,979)	(159,049)	(13,668)	(27,324)	(28,369)	(60,876)

0	32,304	0	0	0	0

6,285	10,980	147	1	0	2

(2,929)	(84,496)	11,418	(23,562)	24,231	(50,134)

841,102	925,598	266,347	289,909	556,840	606,974
$838,173	$841,102	$277,765	$266,347	$581,071	$556,840

$(53,144)	$(16,843)	$(2,039)	$1,149	$1,392	$6,597

699	1,307	13	0	0	0

SEMIANNUAL REPORT	JANUARY 31, 2017	19

Statements of Cash Flows

Six Months Ended January 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net Increase in Net Assets Resulting from Operations	$49,779	$70,143

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(169,473)	(213,678)
Proceeds from sales of long-term securities	178,126	232,572
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,726	(64,433)
Decrease in deposits with counterparty	2,825	12,524
(Increase) decrease in receivable for investments sold	4,402	(23,195)
(Increase) decrease in interest and/or dividends receivable	(212)	288
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,319	(17,879)
Proceeds from over the counter financial derivative instruments	8,037	16,495
Increase (decrease) in payable for investments purchased	(3,752)	10,095
Increase (decrease) in deposits from counterparty	(1,820)	41
(Decrease) in accrued management fees	(18)	(39)
Proceeds from (Payments on) foreign currency transactions	(14)	14
(Decrease) in other liabilities	(97)	(134)
Net Realized (Gain) Loss
Investments in securities	2,977	(7,450)
Exchange-traded or centrally cleared financial derivative instruments	(4,903)	(91,164)
Over the counter financial derivative instruments	(7,993)	(18,233)
Foreign currency	47	84
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(23,390)	(21,007)
Exchange-traded or centrally cleared financial derivative instruments	3,635	109,184
Over the counter financial derivative instruments	1,201	1,597
Foreign currency assets and liabilities	(33)	(98)
Net amortization (accretion) on investments	(2,329)	(3,319)

Net Cash Provided by (Used for) Operating Activities	43,040	(7,592)

Cash Flows Received from (Used for) Financing Activities:
(Decrease) in overdraft due to custodian	0	(23)
Cash distributions paid to common shareholders*	(39,436)	(72,621)
Cash distributions paid to preferred shareholders	(191)	(374)
Proceeds from reverse repurchase agreements	268,880	643,858
Payments on reverse repurchase agreements	(272,307)	(562,879)

Net Cash Received from (Used for) Financing Activities	(43,054)	7,961

Net Increase (Decrease) in Cash and Foreign Currency	(14)	369

Cash and Foreign Currency:
Beginning of period	68	256
End of period	$54	$625

* Reinvestment of distributions to common shareholders	$3,104	$6,285

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$358	$1,283

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Opportunity Fund

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.8%

BANK LOAN OBLIGATIONS 4.3%
Avolon
TBD% due 07/20/2020		$80	$81
Avolon Holdings Ltd.
TBD% due 01/13/2022		610	619
BJ’s Wholesale Club, Inc.
TBD% due 01/26/2024		100	100
BMC Software Finance, Inc.
5.000% due 09/10/2020		980	979
CH Hold Corp.
TBD% due 01/18/2024		300	303
Charter Communications Operating LLC
3.020% due 01/03/2021		370	371
Concordia International Corp.
5.250% due 10/21/2021		2,487	1,960
Fortescue Metals Group Ltd.
3.750% due 06/30/2019		1,539	1,550
iHeartCommunications, Inc.
7.528% due 01/30/2019		8,198	6,892
Lightstone Generation LLC
TBD% due 11/22/2023		2,900	2,941
Prestige Brands, Inc.
TBD% due 01/26/2024		200	202
Sequa Corp.
5.250% due 06/19/2017		10,777	10,336
Sprint Communications, Inc.
TBD% due 01/13/2024		2,800	2,800
Team Health Holdings, Inc.
TBD% due 01/17/2024		600	600
Vistra Operations Co. LLC
4.017% due 12/14/2023		1,100	1,112
Westmoreland Coal Co.
7.500% due 12/16/2020		12,896	11,575
Ziggo Secured Finance BV
TBD% due 04/23/2025	EUR	150	164

Total Bank Loan Obligations (Cost $43,663)			42,585

CORPORATE BONDS & NOTES 59.9%

BANKING & FINANCE 24.9%
AGFC Capital Trust
2.772% due 01/15/2067		$1,800	990
Ally Financial, Inc.
8.000% due 11/01/2031		8,291	9,887
8.000% due 11/01/2031 (j)		2,521	3,006
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	3,400	3,508
8.875% due 04/14/2021 (g)		400	467
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		$4,200	3,381
9.000% due 06/18/2024 (g)(j)		9,298	9,437
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	500	173
4.000% due 01/21/2019 ^		5,000	1,727
4.750% due 01/15/2018 ^		1,000	345
Banco Santander S.A.
6.250% due 09/11/2021 (g)		400	415
Barclays PLC
6.500% due 09/15/2019 (g)		1,600	1,736
8.000% due 12/15/2020 (g)		200	234
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$16,393	16,536
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		6,650	6,741
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,940	2,942
Cantor Fitzgerald LP
6.500% due 06/17/2022 (j)		10,000	10,890
CBL & Associates LP
5.950% due 12/15/2026		3,700	3,671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (g)	EUR	1,800	$2,087
Credit Agricole S.A.
7.500% due 06/23/2026 (g)	GBP	670	859
7.875% due 01/23/2024 (g)(j)		$11,400	11,640
Credit Suisse Group AG
7.500% due 12/11/2023 (g)		2,336	2,478
Deutsche Bank AG
4.250% due 10/14/2021 (j)		3,600	3,619
EPR Properties
4.750% due 12/15/2026		5,400	5,369
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,000	6,407
GSPA Monetization Trust
6.422% due 10/09/2029 (j)		8,966	9,895
Hexion U.S. Finance Corp.
10.375% due 02/01/2022 (b)		124	127
13.750% due 02/01/2022 (b)		98	99
HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	4,977	5,678
Jefferies Finance LLC
6.875% due 04/15/2022		$1,900	1,853
7.375% due 04/01/2020		3,525	3,578
7.500% due 04/15/2021		2,391	2,418
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		10,500	10,237
Lloyds Bank PLC
12.000% due 12/16/2024 (g)(j)		4,270	5,668
Lloyds Banking Group PLC
7.875% due 06/27/2029 (g)	GBP	600	813
MPT Operating Partnership LP
5.250% due 08/01/2026		$2,203	2,170
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	21	3,624
Navient Corp.
5.500% due 01/15/2019 (j)		$4,950	5,074
5.625% due 08/01/2033		228	181
Neuberger Berman Group LLC
4.875% due 04/15/2045 (j)		3,400	2,717
Novo Banco S.A.
5.000% due 04/04/2019	EUR	371	303
5.000% due 04/23/2019		152	125
5.000% due 05/14/2019		315	258
5.000% due 05/21/2019		73	60
5.000% due 05/23/2019		213	174
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (j)		$2,600	2,603
OneMain Financial Holdings LLC
6.750% due 12/15/2019		2,116	2,203
PHH Corp.
6.375% due 08/15/2021		3,580	3,634
7.375% due 09/01/2019		3,050	3,347
Provident Funding Associates LP
6.750% due 06/15/2021		4,750	4,821
Rio Oil Finance Trust
9.250% due 07/06/2024		6,097	6,021
9.750% due 01/06/2027		235	231
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(j)		6,840	6,652
8.000% due 08/10/2025 (g)(j)		10,735	10,561
8.625% due 08/15/2021 (g)		2,900	3,002
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		500	545
Spirit Realty LP
4.450% due 09/15/2026 (j)		2,600	2,497
Springleaf Finance Corp.
5.250% due 12/15/2019		2,680	2,700
8.250% due 12/15/2020		6,680	7,189
Stearns Holdings LLC
9.375% due 08/15/2020		600	606
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,342	1,806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TIG FinCo PLC
8.500% due 03/02/2020	GBP	1,154	$1,498
8.750% due 04/02/2020 (j)		14,604	17,729
WP Carey, Inc.
4.250% due 10/01/2026 (j)		$5,000	4,932

			246,174

INDUSTRIALS 29.0%
ADT Corp.
4.875% due 07/15/2032 (j)		7,366	5,967
Aeropuertos Argentina S.A.
6.875% due 02/01/2027 (b)		800	810
Altice Financing S.A.
7.500% due 05/15/2026 (j)		6,700	7,089
American Airlines Pass-Through Trust
4.950% due 08/15/2026		3,400	3,460
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,280	1,376
BMC Software Finance, Inc.
8.125% due 07/15/2021		3,031	2,940
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(j)		8,226	8,020
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		26,699	29,809
Carlson Travel, Inc.
6.750% due 12/15/2023		300	312
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	425
Chesapeake Energy Corp.
4.272% due 04/15/2019		157	157
Concordia International Corp.
9.000% due 04/01/2022		533	454
Diamond Resorts International, Inc.
10.750% due 09/01/2024		4,300	4,322
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		9,300	9,230
Enterprise Inns PLC
6.375% due 09/26/2031	GBP	1,000	1,300
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		$3,458	2,092
Ford Motor Co.
7.700% due 05/15/2097 (j)		31,901	37,225
Fresh Market, Inc.
9.750% due 05/01/2023		12,200	10,889
Greene King Finance PLC
5.702% due 12/15/2034	GBP	350	409
Hampton Roads PPV LLC
6.171% due 06/15/2053		$1,800	1,847
Harvest Operations Corp.
2.330% due 04/14/2021		5,778	5,680
HCA, Inc.
4.500% due 02/15/2027		1,550	1,533
7.500% due 11/15/2095		4,800	4,620
iHeartCommunications, Inc.
9.000% due 09/15/2022		5,810	4,379
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		3,700	3,198
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		11,443	4,034
8.125% due 06/01/2023		1,939	654
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		12,290	11,245
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (j)		800	894
Kinder Morgan, Inc.
7.750% due 01/15/2032 (j)		3,100	3,879
7.800% due 08/01/2031 (j)		6,000	7,529
Kinetic Concepts, Inc.
9.625% due 10/01/2021		11,600	12,450
Koppers, Inc.
6.000% due 02/15/2025		25	26

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	21

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$6,000	$4,946
5.500% due 04/15/2025		1,560	1,351
MDC Partners, Inc.
6.500% due 05/01/2024		2,000	1,750
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	1,360	1,549
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022 (b)		$470	482
5.500% due 02/15/2024 (b)		240	247
Petroleos Mexicanos
5.375% due 03/13/2022		100	102
6.500% due 03/13/2027		446	460
Prime Security Services Borrower LLC
9.250% due 05/15/2023		4,195	4,557
QVC, Inc.
5.450% due 08/15/2034		1,650	1,511
Radiate Holdco LLC
6.625% due 02/15/2025 (b)		108	108
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,220
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$4,300	4,795
Safeway, Inc.
7.250% due 02/01/2031 (j)		9,392	9,275
Scientific Games International, Inc.
10.000% due 12/01/2022		3,750	3,861
Sequa Corp.
7.000% due 12/15/2017		13,090	7,200
SFR Group S.A.
6.250% due 05/15/2024 (j)		12,500	12,625
7.375% due 05/01/2026 (j)		2,200	2,266
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		36	37
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	4,650	6,002
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$1,100	1,097
Spirit Issuer PLC
3.067% due 12/28/2031	GBP	1,855	2,198
6.582% due 12/28/2027		2,500	3,462
Tech Data Corp.
3.700% due 02/15/2022		$60	60
4.950% due 02/15/2027		70	70
Tembec Industries, Inc.
9.000% due 12/15/2019		2,100	2,137
Tennessee Merger Sub, Inc.
6.375% due 02/01/2025 (b)		177	174
Transocean, Inc.
9.000% due 07/15/2023		1,193	1,276
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (b)		56	57
UAL Pass-Through Trust
7.336% due 01/02/2021		1,795	1,887
UCP, Inc.
8.500% due 10/21/2017		10,900	10,842
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	6,961	9,375
Virgin Media Secured Finance PLC
5.000% due 04/15/2027 (b)		900	1,125
Zayo Group LLC
5.750% due 01/15/2027		$57	58

			287,416

UTILITIES 6.0%
Frontier Communications Corp.
11.000% due 09/15/2025		940	954
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,200	12,725
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		4,570	1,714
7.000% due 04/15/2018 ^		8,855	3,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.950% due 06/01/2032 ^		$1,175	$435
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (j)		15,730	16,536
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		501	234
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		4,787	1,664
6.750% due 10/01/2023		4,542	1,544
Petrobras Global Finance BV
6.125% due 01/17/2022		308	319
6.250% due 12/14/2026	GBP	6,100	7,399
6.625% due 01/16/2034		800	911
6.750% due 01/27/2041		$4,100	3,671
7.375% due 01/17/2027		380	397
Sprint Capital Corp.
6.900% due 05/01/2019		2,000	2,140
Terraform Global Operating LLC
9.750% due 08/15/2022		4,290	4,751
TerraForm Power Operating LLC
6.375% due 02/01/2023		1,075	1,110

			59,825

Total Corporate Bonds & Notes (Cost $589,109)			593,415

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		5,900	6,921

Total Convertible Bonds & Notes (Cost $5,900)			6,921

MUNICIPAL BONDS & NOTES 7.3%

CALIFORNIA 3.8%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		3,425	3,693
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		21,545	24,602
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		8,500	9,352

			37,647

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		23,700	24,229
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029 (b)		200	204

			24,433

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		1,400	1,128

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,710	9,521

Total Municipal Bonds & Notes (Cost $67,811)			72,729

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
3.000% due 01/25/2042 (a)		1,417	139
3.500% due 02/25/2033 (a)		3,385	487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.021% due 01/25/2029	$800	$849
5.329% due 07/25/2040 (a)	1,653	229
Freddie Mac
2.563% due 11/25/2055	14,708	8,274
6.333% due 02/15/2034 (a)	2,848	536
7.534% due 07/15/2039	3,126	3,392
8.321% due 12/25/2027	4,447	4,976
8.697% due 03/15/2044	1,485	1,714
9.944% due 02/15/2036	5,434	7,126
9.954% due 04/15/2044	373	451
11.521% due 03/25/2025	2,371	2,899
Ginnie Mae
3.000% due 12/20/2042 (a)	74	12
3.500% due 09/16/2041 - 06/20/2042 (a)	2,004	295
5.973% due 01/20/2042 (a)	3,054	407

Total U.S. Government Agencies (Cost $29,673)		31,786

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.5%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	263	225
6.000% due 04/25/2036 ^	4,697	4,157
Banc of America Funding Trust
5.500% due 01/25/2036	237	244
6.000% due 07/25/2037 ^	743	582
BCAP LLC Trust
3.068% due 03/27/2036	3,856	2,080
4.242% due 07/26/2037	671	23
5.078% due 03/26/2037	2,209	670
7.000% due 12/26/2036	6,766	5,898
8.089% due 10/26/2036	5,699	5,331
Bear Stearns ALT-A Trust
3.110% due 11/25/2036 ^	972	796
3.200% due 08/25/2046	6,367	4,954
3.201% due 08/25/2036 ^	4,289	3,176
3.422% due 11/25/2034	417	398
3.477% due 09/25/2035 ^	1,594	1,316
Bear Stearns Asset-Backed Securities Trust
1.171% due 04/25/2037	22,019	16,127
Bear Stearns Commercial Mortgage Securities Trust
5.714% due 04/12/2038	370	285
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	2,776	2,666
Chase Mortgage Finance Trust
3.189% due 12/25/2035 ^	29	28
6.000% due 02/25/2037 ^	2,478	2,013
6.000% due 03/25/2037 ^	530	454
6.000% due 07/25/2037 ^	1,971	1,637
Chase Mortgage Trust
3.750% due 12/25/2045	899	840
Citigroup Mortgage Loan Trust, Inc.
3.174% due 04/25/2037 ^	4,383	3,574
3.842% due 11/25/2035	18,164	10,331
4.404% due 03/25/2037 ^	1,376	1,186
6.000% due 11/25/2036	15,197	10,804
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	399	361
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^	3,683	3,185
Commercial Mortgage Loan Trust
6.096% due 12/10/2049	3,476	2,204
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	2,781	2,170
Countrywide Alternative Loan Trust
0.987% due 03/20/2046	6,416	4,825
1.041% due 08/25/2035	402	263
4.266% due 06/25/2047	4,624	3,766
4.479% due 04/25/2037 ^(a)	29,896	4,638
5.250% due 05/25/2021 ^	23	22
5.500% due 03/25/2035	763	605
5.500% due 09/25/2035 ^	6,504	5,878
5.500% due 03/25/2036 ^	250	195
5.750% due 01/25/2035	891	898
5.750% due 02/25/2035	987	957

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2035		$898	$918
6.000% due 04/25/2036		2,369	1,748
6.000% due 05/25/2036 ^		2,598	2,039
6.000% due 02/25/2037 ^		884	611
6.000% due 02/25/2037		3,253	2,578
6.000% due 04/25/2037 ^		8,988	6,378
6.000% due 08/25/2037 ^		23,749	18,752
6.250% due 10/25/2036 ^		3,481	2,742
6.250% due 12/25/2036 ^		4,363	3,222
6.500% due 08/25/2036 ^		1,130	764
6.500% due 09/25/2036 ^		585	493
18.806% due 02/25/2036		2,599	3,164
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		962	805
6.000% due 04/25/2036 ^		754	682
Credit Suisse Commercial Mortgage Trust
5.870% due 09/15/2040		5,500	5,199
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		2,004	1,573
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	656	697
Fannie Mae
4.316% due 07/25/2029		$2,210	2,247
6.516% due 07/25/2029		2,010	2,151
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,975	2,521
GS Mortgage Securities Trust
5.622% due 11/10/2039		2,700	2,522
GSR Mortgage Loan Trust
3.215% due 11/25/2035 ^		2,313	2,124
3.356% due 03/25/2037 ^		4,393	3,818
5.500% due 05/25/2036 ^		362	344
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		7,045	4,312
JPMorgan Alternative Loan Trust
2.939% due 03/25/2037		13,879	11,433
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		2,873	2,477
JPMorgan Mortgage Trust
3.069% due 06/25/2036 ^		1,398	1,231
3.111% due 10/25/2035		77	74
3.154% due 01/25/2037 ^		1,827	1,638
3.297% due 02/25/2036 ^		3,158	2,814
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		5,600	4,348
6.000% due 07/25/2037 ^		372	334
25.184% due 11/25/2035 ^		327	473
Lehman XS Trust
0.991% due 06/25/2047		5,246	4,049
MASTR Alternative Loan Trust
6.750% due 07/25/2036		4,163	2,935
Merrill Lynch Mortgage Investors Trust
3.019% due 03/25/2036 ^		4,444	3,069
Mesdag Delta BV
0.094% due 01/25/2020	EUR	2,135	2,181
RBSSP Resecuritization Trust
0.976% due 10/27/2036		$3,609	312
0.996% due 08/27/2037		8,000	2,265
Residential Accredit Loans, Inc. Trust
0.961% due 08/25/2036		1,465	1,154
1.001% due 05/25/2037 ^		537	132
6.000% due 08/25/2036 ^		966	818
6.000% due 05/25/2037 ^		3,103	2,796
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		516	403
6.000% due 02/25/2037 ^		2,567	2,009
6.250% due 09/25/2037 ^		5,711	3,902
Residential Funding Mortgage Securities, Inc. Trust
3.894% due 02/25/2037		4,187	3,388
Structured Adjustable Rate Mortgage Loan Trust
3.139% due 07/25/2035 ^		3,144	2,718
3.235% due 11/25/2036 ^		7,047	5,444
3.254% due 01/25/2036 ^		9,194	6,983
3.502% due 07/25/2036 ^		1,602	1,272
4.850% due 03/25/2037 ^		1,288	900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.891% due 08/25/2036		$254	$205
Suntrust Adjustable Rate Mortgage Loan Trust
3.097% due 04/25/2037 ^		1,132	964
3.408% due 02/25/2037 ^		978	873
3.979% due 02/25/2037 ^		10,326	8,780
WaMu Mortgage Pass-Through Certificates Trust
2.616% due 07/25/2037 ^		1,141	943
3.627% due 02/25/2037 ^		1,577	1,496
4.326% due 07/25/2037 ^		2,631	2,418
5.972% due 10/25/2036 ^		2,291	1,824
Washington Mutual Mortgage Pass-Through Certificates Trust
1.436% due 05/25/2047 ^		575	34
6.000% due 10/25/2035 ^		2,159	1,712
6.000% due 03/25/2036 ^		3,217	3,065
6.000% due 02/25/2037		7,755	6,777

Total Non-Agency Mortgage-Backed Securities (Cost $277,063)			282,809

ASSET-BACKED SECURITIES 17.9%
Airspeed Ltd.
1.037% due 06/15/2032		5,838	4,594
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.121% due 03/25/2033		94	91
BlueMountain CLO Ltd.
6.472% due 04/13/2027		1,000	981
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)		4,100	3,018
0.000% due 07/22/2026		3,000	1,844
Citigroup Mortgage Loan Trust, Inc.
0.931% due 12/25/2036		7,584	4,712
1.171% due 11/25/2046		8,862	7,612
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (e)	EUR	2,667	2,438
3.600% due 11/27/2028		1,197	1,296
4.500% due 11/27/2028		1,047	1,135
6.200% due 11/27/2028		1,296	1,409
Countrywide Asset-Backed Certificates
0.941% due 03/25/2037		$4,990	4,655
0.971% due 06/25/2047		19,738	15,209
1.081% due 09/25/2037 ^		19,068	9,450
3.246% due 08/25/2033		307	249
Credit-Based Asset Servicing and Securitization LLC
4.010% due 12/25/2035 ^		127	125
First Franklin Mortgage Loan Trust
0.931% due 10/25/2036		5,785	4,181
Fremont Home Loan Trust
0.921% due 01/25/2037		7,591	4,034
Glacier Funding CDO Ltd.
1.146% due 08/04/2035		8,819	2,465
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	750	667
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.931% due 07/25/2037		$3,760	2,339
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^		150	83
Lehman XS Trust
6.290% due 06/24/2046		4,421	4,079
Long Beach Mortgage Loan Trust
1.071% due 01/25/2036		8,000	5,698
Merrill Lynch Mortgage Investors Trust
4.063% due 03/25/2037		7,779	2,588
Morgan Stanley ABS Capital, Inc. Trust
0.921% due 10/25/2036		8,438	5,286
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		1,563	1,116
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.421% due 07/25/2035		6,000	3,621

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		$11,774	$5,579
7.238% due 09/25/2037 ^		9,813	5,921
Residential Asset Securities Corp. Trust
1.336% due 08/25/2034		11,526	9,287
Securitized Asset-Backed Receivables LLC Trust
1.051% due 03/25/2036		12,150	6,197
SLM Student Loan Trust
0.000% due 01/25/2042 (e)		7	6,980
0.000% due 10/28/2029 (e)		8	7,453
Sound Point CLO Ltd.
5.891% due 01/23/2027		1,000	935
South Coast Funding Ltd.
1.482% due 08/10/2038		20,837	4,303
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		807	581
1.158% due 08/05/2036 ^		15,628	11,252
1.241% due 12/05/2036		495	356
1.281% due 02/05/2036		9,451	7,277
Tropic CDO Ltd.
1.923% due 04/15/2034		25,000	16,000

Total Asset-Backed Securities (Cost $179,517)			177,096

SOVEREIGN ISSUES 2.1%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	300	191
3.875% due 01/15/2022		300	315
5.000% due 01/15/2027		1,200	1,185
5.625% due 01/26/2022		$240	241
6.875% due 01/26/2027		420	416
7.820% due 12/31/2033	EUR	5,023	5,530
Autonomous Community of Catalonia
4.900% due 09/15/2021		2,650	3,026
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	695,000	5,956
4.750% due 04/17/2019	EUR	600	598
Saudi Government International Bond
3.250% due 10/26/2026		$400	382
4.500% due 10/26/2046		2,600	2,549

Total Sovereign Issues (Cost $19,986)			20,389

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (h)		794,831	740

Total Common Stocks (Cost $1,179)			740

PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)		6,945	8,351
Morgan Stanley
5.850% due 04/15/2027 (g)		2,950	74

Total Preferred Securities (Cost $7,873)			8,425

SHORT-TERM INSTRUMENTS 9.0%

REPURCHASE AGREEMENTS (i) 1.2%
			11,582

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.492% due 02/13/2017 (f)		$3,000	3,000

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	23

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 7.5%
0.468% due 02/02/2017 - 03/16/2017 (d)(e)(l)(n)	$74,573	$74,544

Total Short-Term Instruments (Cost $89,127)		89,126

Total Investments in Securities (Cost $1,310,901)		1,326,021

Total Investments 133.8% (Cost $1,310,901)		$1,326,021

Financial Derivative Instruments (k)(m) (4.4)% (Cost or Premiums, net $(57,609))		(43,115)

Preferred Shares (24.0)%		(237,950)

Other Assets and Liabilities, net (5.4)%		(53,775)

Net Assets Applicable to Common Shareholders 100.0%		$991,181

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$1,179	$740	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.620%	01/31/2017	02/01/2017	$3,800	U.S. Treasury Bonds 3.125% due 08/15/2044	$(3,881)	$3,800	$3,800
	0.690	01/31/2017	02/01/2017	5,200	Ginnie Mae 3.000% due 01/20/2047	(5,393)	5,200	5,200
SSB	0.010	01/31/2017	02/01/2017	2,582	U.S. Treasury Bonds 1.000% due 08/15/2044(2)	(2,636)	2,582	2,582

Total Repurchase Agreements						$(11,910)	$11,582	$11,582

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017	$(1,912)	$(1,912)
BPS	1.740	12/01/2016	03/02/2017	(2,030)	(2,036)
	1.780	12/08/2016	03/08/2017	(9,254)	(9,279)
	1.890	01/31/2017	05/01/2017	(1,375)	(1,375)

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
MSC	1.520%	01/19/2017	04/19/2017	$	(8,988)	$(8,993)
RDR	1.330	11/28/2016	02/28/2017		(3,384)	(3,392)
	1.170	01/17/2017	02/13/2017		(5,112)	(5,115)
	1.350	01/20/2017	04/07/2017		(4,803)	(4,805)
SOG	1.650	12/01/2016	02/27/2017		(16,662)	(16,709)
	1.600	01/27/2017	04/26/2017		(6,077)	(6,078)
UBS	1.700	11/02/2016	02/02/2017		(7,358)	(7,390)
	1.100	11/18/2016	02/20/2017	GBP	(1,805)	(2,276)
	1.220	11/21/2016	02/22/2017	$	(10,250)	(10,275)
	1.300	11/22/2016	02/22/2017		(13,185)	(13,219)
	1.470	11/25/2016	02/27/2017		(2,540)	(2,547)
	1.520	11/25/2016	02/27/2017		(4,271)	(4,283)
	1.730	11/28/2016	02/28/2017		(4,945)	(4,961)
	1.650	12/15/2016	02/02/2017		(5,122)	(5,133)
	1.650	12/16/2016	02/02/2017		(5,862)	(5,875)
	1.850	12/28/2016	03/14/2017		(7,915)	(7,929)
	1.360	01/06/2017	04/07/2017		(7,578)	(7,585)
	1.780	02/02/2017	05/02/2017		(10,814)	(10,814)
	1.830	02/02/2017	05/02/2017		(7,662)	(7,662)

Total Reverse Repurchase Agreements						$(149,643)

(3)

The average amount of borrowings outstanding during the period ended January 31, 2017 was $(113,437) at a weighted average interest rate of 1.341%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2017:

(j)	Securities with an aggregate market value of $170,233 have been pledged as collateral under the terms of the following master agreements as of January 31, 2017.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(1,912)	$0	$(1,912)	$2,205	$293
BPS	0	(12,690)	0	(12,690)	15,758	3,068
JPS	9,000	0	0	9,000	(9,138)	(138)
MSC	0	(8,993)	0	(8,993)	9,875	882
RDR	0	(13,312)	0	(13,312)	13,811	499
SOG	0	(22,787)	0	(22,787)	24,682	1,895
SSB	2,582	0	0	2,582	(2,636)	(54)
UBS	0	(89,949)	0	(89,949)	101,428	11,479

Total Borrowings and Other Financing Transactions	$11,582	$(149,643)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(83,211)	$(46,044)	$(1,912)	$(131,167)

Total Borrowings	$0	$(83,211)	$(46,044)	$(1,912)	$(131,167)

Gross amount of recognized liabilities for reverse repurchase agreements(5)					$(131,167)

(5)	Unsettled reverse repurchase agreements liability of $(18,476) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	25

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
Navient Corp.	5.000%	12/20/2021	4.278%	$15,900	$579	$609	$66	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,772	$217	$90	$0	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	27,423	1,876	672	0	(68)
CDX.IG-27 5-Year Index	1.000	12/20/2021	25,800	428	109	0	(11)

				$2,521	$871	$0	$(79)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Year BRL-CDI	11.250%	01/04/2021	BRL	105,000	$(503)	$777	$0	$(5)
Pay	1-Year BRL-CDI	11.500	01/04/2021		22,400	(28)	195	0	(1)
Pay	3-Month USD-LIBOR	2.750	06/17/2025	$	145,380	5,433	(3,760)	381	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		44,400	(335)	(2,434)	130	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		305,100	52,417	62,370	2,213	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		469,700	12,475	74,457	0	(3,166)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	13,400	517	185	38	0

						$69,976	$131,790	$2,762	$(3,172)

Total Swap Agreements						$73,076	$133,270	$2,828	$(3,251)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2017:

(l)	Securities with an aggregate market value of $26,399 and cash of $93,445 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$2,828	$2,828	$0	$0	$(3,251)	$(3,251)

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2017	BRL	1,644		$526	$4	$0
	02/2017	EUR	36,379		37,887	0	(1,384)
	02/2017		$496	BRL	1,645	26	0
BPS	02/2017	EUR	93		$100	0	(1)
	02/2017	GBP	163		198	0	(7)
CBK	02/2017	EUR	1,447		1,556	0	(6)
	02/2017		$8,604	EUR	8,093	133	0
	02/2017		9,693	GBP	7,725	25	0
	02/2017		6,165	JPY	704,349	73	0
	03/2017	EUR	293		$314	0	(3)
	03/2017	GBP	7,725		9,698	0	(25)
	03/2017	JPY	704,349		6,171	0	(72)
FBF	02/2017	GBP	80		99	0	(2)
GLM	02/2017	BRL	629		198	0	(2)
	02/2017	EUR	1,707		1,826	0	(17)
	02/2017	GBP	1,333		1,633	0	(44)
	02/2017		$201	BRL	629	0	(1)
	03/2017	GBP	878		$1,092	0	(13)
IND	02/2017		42,372		51,910	0	(1,394)
JPM	02/2017	AUD	946		689	0	(28)
	02/2017	BRL	640		198	0	(5)
	02/2017	GBP	379		475	0	(2)
	02/2017	JPY	704,349		5,999	0	(239)
	02/2017		$205	BRL	640	0	(2)
	02/2017		34,444	EUR	32,206	322	0
	03/2017	EUR	32,206		$34,484	0	(318)
MSB	02/2017	GBP	323		393	0	(13)
SCX	02/2017	EUR	2,287		2,451	0	(17)
	02/2017	GBP	1,354		1,703	0	0
SOG	02/2017		401		494	0	(10)
TOR	02/2017	EUR	93		98	0	(2)
	02/2017	GBP	78		95	0	(3)
UAG	02/2017		$48,587	GBP	38,758	170	0
	03/2017	GBP	38,758		$48,613	0	(168)

Total Forward Foreign Currency Contracts						$753	$(3,778)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	09/20/2020	17.421%	EUR 3,000	$(115)	$(716)	$0	$(831)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	$ 1,800	(352)	(6)	0	(358)
BRC	Springleaf Finance Corp.	5.000	12/20/2021	4.423	2,700	(40)	121	81	0
DUB	Petroleos Mexicanos	1.000	12/20/2021	3.026	100	(9)	0	0	(9)
GST	Petrobras Global Finance BV	1.000	09/20/2020	2.864	20	(3)	2	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	2,400	(476)	(2)	0	(478)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	2.314	500	(41)	23	0	(18)
	Petrobras Global Finance BV	1.000	09/20/2020	2.864	60	(8)	4	0	(4)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	3,000	(623)	25	0	(598)
JPM	Banco Espirito Santo S.A.	5.000	09/20/2020	17.421	EUR 5,000	(207)	(1,179)	0	(1,386)
	Russia Government International Bond	1.000	06/20/2019	0.86	$ 28,600	(1,957)	2,085	128	0
	Russia Government International Bond	1.000	12/20/2020	1.422	1,300	(149)	130	0	(19)
MYC	Banco Espirito Santo S.A.	5.000	09/20/2020	17.421	EUR 3,000	(28)	(803)	0	(831)
	Petrobras Global Finance BV	1.000	12/20/2019	2.314	$ 14,500	(1,342)	832	0	(510)

						$(5,350)	$516	$209	$(5,043)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	27

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	63,515	$(12,415)	$4,324	$0	$(8,091)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046		79,116	(16,147)	6,068	0	(10,079)
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		2,900	(159)	(20)	0	(179)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057		4,400	(507)	(33)	0	(540)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		2,600	(325)	51	0	(274)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046		5,558	(1,142)	427	0	(715)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		2,900	(392)	4	0	(388)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		6,500	(358)	(42)	0	(400)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		1,100	(56)	(1)	0	(57)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		6,400	(797)	121	0	(676)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046		76,576	(15,080)	5,325	0	(9,755)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046		19,849	(3,785)	1,214	0	(2,571)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		9,500	(548)	(37)	0	(585)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,200	(97)	(17)	0	(114)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057		1,100	(127)	(8)	0	(135)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		2,600	(324)	50	0	(274)

						$(52,259)	$17,426	$0	$(34,833)

Total Swap Agreements						$(57,609)	$17,942	$209	$(39,876)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2017:

(n)	Securities with an aggregate market value of $41,283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$30	$0	$0	$30	$(1,384)	$0	$(8,091)	$(9,475)	$(9,445)	$9,160	$(285)
BPS	0	0	0	0	(8)	0	(1,189)	(1,197)	(1,197)	1,258	61
BRC	0	0	81	81	0	0	(10,079)	(10,079)	(9,998)	10,276	278
CBK	231	0	0	231	(106)	0	0	(106)	125	0	125
DUB	0	0	0	0	0	0	(1,002)	(1,002)	(1,002)	3	(999)
FBF	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	0	0	0	0	(77)	0	0	(77)	(77)	0	(77)
GST	0	0	0	0	0	0	(2,715)	(2,715)	(2,715)	2,498	(217)
HUS	0	0	0	0	0	0	(620)	(620)	(620)	750	130
IND	0	0	0	0	(1,394)	0	0	(1,394)	(1,394)	1,132	(262)
JPM	322	0	128	450	(594)	0	(1,405)	(1,999)	(1,549)	1,447	(102)
MEI	0	0	0	0	0	0	(9,755)	(9,755)	(9,755)	9,835	80
MSB	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
MYC	0	0	0	0	0	0	(5,020)	(5,020)	(5,020)	4,426	(594)
SCX	0	0	0	0	(17)	0	0	(17)	(17)	0	(17)
SOG	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
TOR	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)	$0	$(5)
UAG	170	0	0	170	(168)	0	0	(168)	2	0	2

Total Over the Counter	$753	$0	$209	$962	$(3,778)	$0	$(39,876)	$(43,654)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$66	$0	$0	$2,762	$2,828

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$753	$0	$753
Swap Agreements	0	209	0	0	0	209

	$0	$209	$0	$753	$0	$962

	$0	$275	$0	$753	$2,762	$3,790

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$79	$0	$0	$3,172	$3,251

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,778	$0	$3,778
Swap Agreements	0	39,876	0	0	0	39,876

	$0	$39,876	$0	$3,778	$0	$43,654

	$0	$39,955	$0	$3,778	$3,172	$46,905

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,339	$0	$0	$16,782	$19,121

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,404	$0	$12,404
Swap Agreements	0	2,504	0	0	(2,461)	43

	$0	$2,504	$0	$12,404	$(2,461)	$12,447

	$0	$4,843	$0	$12,404	$14,321	$31,568

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$603	$0	$0	$(1,560)	$(957)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,136)	$0	$(3,136)
Swap Agreements	0	14,673	0	0	2,311	16,984

	$0	$14,673	$0	$(3,136)	$2,311	$13,848

	$0	$15,276	$0	$(3,136)	$751	$12,891

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	29

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Investments in Securities, at Value
Bank Loan Obligations	$2,800	$27,907	$11,878	$42,585
Corporate Bonds & Notes
Banking & Finance	0	236,279	9,895	246,174
Industrials	0	276,574	10,842	287,416
Utilities	0	59,825	0	59,825
Convertible Bonds & Notes
Industrials	0	6,921	0	6,921
Municipal Bonds & Notes
California	0	37,647	0	37,647
Illinois	0	24,433	0	24,433
Virginia	0	1,128	0	1,128
West Virginia	0	9,521	0	9,521
U.S. Government Agencies	0	23,512	8,274	31,786
Non-Agency Mortgage-Backed Securities	0	282,809	0	282,809
Asset-Backed Securities	0	162,663	14,433	177,096
Sovereign Issues	0	20,389	0	20,389
Common Stocks
Financials	0	0	740	740
Preferred Securities
Banking & Finance	0	8,425	0	8,425
Short-Term Instruments
Repurchase Agreements	0	11,582	0	11,582
Short-Term Notes	0	3,000	0	3,000
U.S. Treasury Bills	0	74,544	0	74,544

Total Investments	$2,800	$1,267,159	$56,062	$1,326,021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,828	$0	$2,828
Over the counter	0	962	0	962

	$0	$3,790	$0	$3,790

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,251)	0	(3,251)
Over the counter	0	(43,654)	0	(43,654)

	$0	$(46,905)	$0	$(46,905)

Total Financial Derivative Instruments	$0	$(43,115)	$0	$(43,115)

Totals	$2,800	$1,224,044	$56,062	$1,282,906

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2017(1)
Investments in Securities, at Value
Bank Loan Obligations	$5,670	$4,752	$(51)	$123	$4	$1,380	$0	$0	$11,878	$1,506
Corporate Bonds & Notes
Banking & Finance	10,421	0	(142)	3	1	(388)	0	0	9,895	(365)
Industrials	10,850	0	0	7	0	(15)	0	0	10,842	(15)
U.S. Government Agencies	7,929	0	(71)	32	29	355	0	0	8,274	350
Asset-Backed Securities	17,050	0	0	0	0	(2,617)	0	0	14,433	(2,617)
Common Stocks
Financials	505	0	0	0	0	235	0	0	740	235

Totals	$52,425	$4,752	$(264)	$165	$34	$(1,050)	$0	$0	$56,062	$(906)

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$11,878	Third Party Vendor	Broker Quote	89.750-101.000
Corporate Bonds & Notes
Banking & Finance	9,895	Proxy Pricing	Base Price	110.500
Industrials	10,842	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	8,274	Proxy Pricing	Base Price	56.094
Asset-Backed Securities	14,433	Proxy Pricing	Base Price	89,450-99,920
Common Stocks
Financials	740	Other Valuation Techniques(2)	—	—

Total	$56,062

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	31

Schedule of Investments PIMCO Corporate & Income Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.7%

BANK LOAN OBLIGATIONS 2.7%
Avolon
TBD% due 07/20/2020		$50	$51
Avolon Holdings Ltd.
TBD% due 01/13/2022		350	355
BMC Software Finance, Inc.
TBD% due 09/10/2020		500	499
iHeartCommunications, Inc.
7.528% due 01/30/2019		5,800	4,876
Sequa Corp.
5.250% due 06/19/2017		6,074	5,826
Sprint Communications, Inc.
TBD% due 01/13/2024		1,600	1,600
Team Health Holdings, Inc.
TBD% due 01/17/2024		300	300
Westmoreland Coal Co.
7.500% due 12/16/2020		2,095	1,880

Total Bank Loan Obligations (Cost $15,973)			15,387

CORPORATE BONDS & NOTES 58.9%

BANKING & FINANCE 28.2%
AGFC Capital Trust
2.772% due 01/15/2067		2,300	1,265
Ally Financial, Inc.
8.000% due 11/01/2031 (k)		6,486	7,735
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	600	619
Banco do Brasil S.A.
6.250% due 04/15/2024 (h)		$4,460	3,590
9.000% due 06/18/2024 (h)		3,827	3,884
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,100	380
4.000% due 01/21/2019 ^		4,300	1,485
4.750% due 01/15/2018 ^		5,100	1,762
Banco Santander S.A.
6.250% due 09/11/2021 (h)		1,300	1,348
Barclays PLC
6.500% due 09/15/2019 (h)		700	759
8.000% due 12/15/2020 (h)		2,100	2,453
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$9,620	9,704
BNP Paribas S.A.
7.375% due 08/19/2025 (h)		4,020	4,075
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		1,640	1,641
Cantor Fitzgerald LP
6.500% due 06/17/2022 (k)		8,000	8,712
Credit Agricole S.A.
7.875% due 01/23/2024 (h)(k)		7,530	7,689
Credit Suisse Group AG
7.500% due 12/11/2023 (h)(k)		7,105	7,537
Deutsche Bank AG
4.250% due 10/14/2021 (k)		2,000	2,011
EPR Properties
4.750% due 12/15/2026 (k)		3,100	3,082
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,737
GSPA Monetization Trust
6.422% due 10/09/2029 (k)		4,747	5,239
Hexion U.S. Finance Corp.
10.375% due 02/01/2022 (c)		70	72
13.750% due 02/01/2022 (c)		56	57
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	3,193	3,643
Jefferies Finance LLC
6.875% due 04/15/2022		$1,000	975
7.375% due 04/01/2020		2,100	2,131
7.500% due 04/15/2021		1,444	1,460
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		6,100	5,947

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	2,166	$2,907
7.875% due 06/27/2029 (h)		1,500	2,033
MPT Operating Partnership LP
5.250% due 08/01/2026		$1,283	1,264
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	12	2,096
Navient Corp.
5.500% due 01/15/2019 (k)		$7,425	7,611
5.625% due 08/01/2033		2,339	1,860
Novo Banco S.A.
5.000% due 04/04/2019	EUR	298	244
5.000% due 04/23/2019		508	417
5.000% due 05/14/2019		402	329
5.000% due 05/21/2019		225	184
5.000% due 05/23/2019		224	183
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (k)		$1,500	1,502
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,349	1,405
PHH Corp.
6.375% due 08/15/2021		570	579
7.375% due 09/01/2019		700	768
Rio Oil Finance Trust
9.250% due 07/06/2024		4,137	4,085
9.750% due 01/06/2027		235	231
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)		4,070	3,958
8.000% due 08/10/2025 (h)		6,390	6,286
8.625% due 08/15/2021 (h)		1,700	1,759
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)	GBP	3,520	4,539
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		$1,900	2,038
6.125% due 02/07/2022		1,500	1,636
Spirit Realty LP
4.450% due 09/15/2026 (k)		1,600	1,537
Springleaf Finance Corp.
5.250% due 12/15/2019		335	338
8.250% due 12/15/2020		2,700	2,906
Tesco Property Finance PLC
7.623% due 07/13/2039	GBP	422	632
TIG FinCo PLC
8.500% due 03/02/2020		252	327
8.750% due 04/02/2020		10,389	12,611

			159,257

INDUSTRIALS 23.3%
ADT Corp.
4.875% due 07/15/2032		$1,722	1,395
Aeropuertos Argentina S.A.
6.875% due 02/01/2027 (c)		500	506
Altice Financing S.A.
7.500% due 05/15/2026		1,800	1,905
BCD Acquisition, Inc.
9.625% due 09/15/2023		780	839
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,688	1,637
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		4,342	4,233
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		3,246	3,627
9.000% due 02/15/2020 ^		1,854	2,067
11.250% due 06/01/2017 ^		8,039	8,782
Chesapeake Energy Corp.
4.272% due 04/15/2019		115	115
Concordia International Corp.
9.000% due 04/01/2022		355	303
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		947	1,052
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (k)		4,100	4,069

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		$608	$368
Ford Motor Co.
7.700% due 05/15/2097 (k)		7,830	9,137
Fresh Market, Inc.
9.750% due 05/01/2023		5,650	5,043
Harvest Operations Corp.
2.330% due 04/14/2021		4,332	4,259
HCA, Inc.
7.500% due 11/15/2095		1,200	1,155
iHeartCommunications, Inc.
9.000% due 09/15/2022		3,440	2,593
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		2,100	1,815
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,692	2,359
8.125% due 06/01/2023		1,121	378
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,070	6,469
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (k)		400	447
Kinder Morgan, Inc.
7.800% due 08/01/2031 (k)		3,580	4,493
Kinetic Concepts, Inc.
9.625% due 10/01/2021		6,800	7,298
Koppers, Inc.
6.000% due 02/15/2025		15	16
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		960	791
5.500% due 04/15/2025		770	667
MDC Partners, Inc.
6.500% due 05/01/2024		1,200	1,050
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	880	1,003
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022 (c)		$270	277
5.500% due 02/15/2024 (c)		140	144
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		2,475	2,688
QVC, Inc.
5.450% due 08/15/2034		900	824
5.950% due 03/15/2043		1,600	1,463
Radiate Holdco LLC
6.625% due 02/15/2025 (c)		61	61
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,480
Safeway, Inc.
7.250% due 02/01/2031		$1,345	1,328
Sequa Corp.
7.000% due 12/15/2017		7,480	4,114
SFR Group S.A.
7.375% due 05/01/2026 (k)		5,340	5,500
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		21	22
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	2,700	3,485
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$2,100	2,095
Spirit Issuer PLC
3.067% due 12/28/2031	GBP	1,000	1,185
6.582% due 12/28/2027		1,400	1,939
Tech Data Corp.
3.700% due 02/15/2022		$30	30
4.950% due 02/15/2027		40	40
Tembec Industries, Inc.
9.000% due 12/15/2019 (k)		2,200	2,238
Tennessee Merger Sub, Inc.
6.375% due 02/01/2025 (c)		99	97
Times Square Hotel Trust
8.528% due 08/01/2026		1,738	2,055
Transocean, Inc.
9.000% due 07/15/2023		724	774

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (c)		$32	$33
UCP, Inc.
8.500% due 10/21/2017		6,000	5,968
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,738	5,034
6.542% due 03/30/2021		1,687	2,296
Virgin Media Secured Finance PLC
5.000% due 04/15/2027 (c)		600	750
Westmoreland Coal Co.
8.750% due 01/01/2022		$5,955	5,449
Zayo Group LLC
5.750% due 01/15/2027		30	31

			131,271

UTILITIES 7.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		8,800	8,799
4.375% due 09/19/2022		280	280
6.000% due 11/27/2023 (k)		4,900	5,255
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		6,400	2,400
7.000% due 04/15/2018 ^		1,900	713
7.950% due 06/01/2032 ^		700	259
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	8,620
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		286	134
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,650	921
6.750% due 10/01/2023		2,860	972
Petrobras Global Finance BV
6.125% due 01/17/2022		175	181
6.250% due 12/14/2026	GBP	4,800	5,822
6.625% due 01/16/2034		100	114
6.750% due 01/27/2041		$2,300	2,059
7.375% due 01/17/2027		220	230
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,177
Terraform Global Operating LLC
9.750% due 08/15/2022		2,760	3,057
TerraForm Power Operating LLC
6.375% due 02/01/2023		625	645

			41,638

Total Corporate Bonds & Notes (Cost $336,125)			332,166

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,989

Total Convertible Bonds & Notes (Cost $3,400)			3,989

MUNICIPAL BONDS & NOTES 4.3%

CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,302
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,400	3,741

			5,043

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		12,700	12,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029 (c)	$110	$112

		13,096

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	785	632

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,995	5,330

Total Municipal Bonds & Notes (Cost $23,392)		24,101

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
3.000% due 02/25/2043 (a)	62,311	13,058
5.021% due 01/25/2029	400	424
Freddie Mac
2.563% due 11/25/2055	8,292	4,664
8.321% due 12/25/2027	3,298	3,690
11.521% due 03/25/2025	741	906

Total U.S. Government Agencies (Cost $20,652)		22,742

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.1%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	5,133	4,553
6.000% due 01/25/2036 ^	142	121
Banc of America Funding Trust
6.000% due 07/25/2037 ^	384	301
Banc of America Mortgage Trust
3.117% due 03/25/2035	125	113
5.500% due 11/25/2035 ^	2,295	2,247
6.000% due 03/25/2037 ^	487	444
6.500% due 09/25/2033	215	212
BCAP LLC Trust
3.068% due 03/27/2036	2,229	1,202
3.259% due 08/28/2037	6,643	5,230
5.078% due 03/26/2037	1,156	351
8.419% due 07/26/2036	1,687	1,664
Bear Stearns ALT-A Trust
1.271% due 01/25/2036 ^	1,695	1,518
3.083% due 11/25/2035 ^	7,805	7,102
3.104% due 09/25/2047 ^	7,633	5,450
3.110% due 11/25/2036 ^	4,963	4,065
3.201% due 08/25/2036 ^	1,196	885
3.477% due 09/25/2035 ^	825	681
Bear Stearns Commercial Mortgage Securities Trust
5.714% due 04/12/2038	210	162
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	1,495	1,435
Chase Mortgage Finance Trust
3.189% due 12/25/2035 ^	14	14
6.000% due 07/25/2037 ^	1,014	842
Chase Mortgage Trust
3.750% due 12/25/2045	539	504
Citigroup Mortgage Loan Trust, Inc.
3.174% due 04/25/2037 ^	323	264
4.593% due 09/25/2037 ^	3,398	2,773
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	227	205
Commercial Mortgage Loan Trust
6.096% due 12/10/2049	1,973	1,251
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	1,411	1,101
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	393	311
5.500% due 03/25/2036 ^	200	156
5.750% due 01/25/2035	485	489
5.750% due 02/25/2035	535	519

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/25/2037 ^		$979	$847
6.000% due 02/25/2035		1,262	1,289
6.000% due 04/25/2036		1,347	994
6.000% due 02/25/2037 ^		7,057	4,882
6.000% due 04/25/2037 ^		1,565	1,111
6.000% due 07/25/2037 ^		383	370
6.250% due 12/25/2036 ^		1,880	1,389
6.500% due 08/25/2036 ^		633	428
Countrywide Home Loan Mortgage Pass-Through Trust
3.019% due 09/20/2036 ^		387	311
6.000% due 07/25/2037		2,329	1,881
Credit Suisse Commercial Mortgage Trust
5.870% due 09/15/2040		3,200	3,025
Credit Suisse Mortgage Capital Certificates
3.193% due 10/26/2036		7,449	4,602
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	383	407
Fannie Mae
4.316% due 07/25/2029		$1,260	1,281
6.516% due 07/25/2029		1,150	1,231
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		5,877	4,980
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,500	1,401
GSR Mortgage Loan Trust
3.285% due 08/25/2034		614	588
5.500% due 05/25/2036 ^		543	516
6.000% due 02/25/2036 ^		3,721	3,007
HarborView Mortgage Loan Trust
1.009% due 01/19/2036 ^		5,423	3,626
3.367% due 06/19/2036 ^		9,093	5,717
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,623	2,218
Jefferies Resecuritization Trust
6.000% due 05/26/2036		16,450	11,681
JPMorgan Alternative Loan Trust
3.013% due 03/25/2037 ^		2,274	2,031
6.000% due 12/25/2035 ^		2,307	2,105
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,654	1,426
JPMorgan Mortgage Trust
3.154% due 01/25/2037 ^		950	852
3.176% due 04/25/2037		13	12
3.297% due 02/25/2036 ^		3,812	3,396
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		917	708
5.562% due 02/15/2040		1,798	1,343
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,184	920
6.000% due 07/25/2037 ^		256	229
Lehman XS Trust
0.991% due 06/25/2047		3,088	2,384
MASTR Alternative Loan Trust
6.750% due 07/25/2036		2,140	1,509
Merrill Lynch Mortgage Investors Trust
3.019% due 03/25/2036 ^		917	633
Mesdag Delta BV
0.000% due 01/25/2020	EUR	1,299	1,327
Residential Accredit Loans, Inc. Trust
1.001% due 05/25/2037 ^		$265	65
4.184% due 12/26/2034 ^		2,473	1,965
6.000% due 08/25/2036 ^		463	393
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		709	719
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		3,144	2,171
6.250% due 09/25/2037 ^		2,954	2,018
6.250% due 06/25/2046		1,528	1,270
Residential Funding Mortgage Securities, Inc. Trust
3.894% due 02/25/2037		2,217	1,794
6.500% due 03/25/2032		230	240
Sequoia Mortgage Trust
3.362% due 02/20/2047		492	445
4.724% due 07/20/2037 ^		1,046	928

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	33

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
3.139% due 07/25/2035 ^		$1,086	$938
3.228% due 07/25/2036 ^		8,406	5,833
3.235% due 11/25/2036 ^		3,684	2,846
3.254% due 01/25/2036 ^		2,893	2,198
3.502% due 07/25/2036 ^		845	671
4.850% due 03/25/2037 ^		3,817	2,666
Suntrust Adjustable Rate Mortgage Loan Trust
3.097% due 04/25/2037 ^		862	734
3.408% due 02/25/2037 ^		511	456
WaMu Mortgage Pass-Through Certificates Trust
2.616% due 07/25/2037 ^		598	494
3.627% due 02/25/2037 ^		788	748
4.326% due 07/25/2037 ^		1,396	1,283
5.972% due 10/25/2036 ^		3,054	2,432
Washington Mutual Mortgage Pass-Through Certificates Trust
1.436% due 05/25/2047 ^		284	17
6.000% due 10/25/2035 ^		2,273	1,802
Wells Fargo Mortgage-Backed Securities Trust
2.997% due 07/25/2036 ^		553	525
3.090% due 05/25/2036 ^		100	96

Total Non-Agency Mortgage-Backed Securities (Cost $156,859)			158,569

ASSET-BACKED SECURITIES 18.6%
ACE Securities Corp. Home Equity Loan Trust
1.161% due 02/25/2036		29,616	11,299
Airspeed Ltd.
1.037% due 06/15/2032		3,366	2,649
Argent Securities Trust
0.961% due 03/25/2036		4,174	2,205
Bear Stearns Asset-Backed Securities Trust
0.911% due 10/25/2036 ^		6,046	5,579
6.500% due 10/25/2036 ^		381	292
BlueMountain CLO Ltd.
6.472% due 04/13/2027		1,000	981
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		2,300	1,693
0.000% due 07/22/2026		1,500	922
Citigroup Mortgage Loan Trust, Inc.
0.931% due 12/25/2036		4,457	2,769
Countrywide Asset-Backed Certificates
0.911% due 06/25/2047 ^		1,915	1,390
0.941% due 03/25/2037		2,947	2,749
1.491% due 01/25/2036		4,000	3,386
First Franklin Mortgage Loan Trust
1.401% due 09/25/2035		3,949	2,081
1.746% due 05/25/2036		7,817	3,474
Fremont Home Loan Trust
1.701% due 06/25/2035 ^		6,000	4,741
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	445
Highbridge Loan Management Ltd.
6.331% due 05/05/2027		$500	489
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		3,522	1,592
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.931% due 07/25/2037		11,592	7,212
JPMorgan Mortgage Acquisition Corp.
1.061% due 01/25/2036		783	733

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Trust
0.916% due 11/25/2036		$5,379	$4,463
4.805% due 10/25/2030 ^		7,062	5,183
Lehman XS Trust
5.170% due 08/25/2035 ^		377	364
Long Beach Mortgage Loan Trust
1.071% due 01/25/2036		5,000	3,566
Magnetite Ltd.
6.173% due 04/15/2027		1,000	968
Merrill Lynch Mortgage Investors Trust
0.916% due 04/25/2037		597	336
Morgan Stanley ABS Capital, Inc. Trust
0.921% due 06/25/2036		1,785	1,547
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		834	595
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.291% due 08/25/2035		5,000	3,851
2.541% due 10/25/2034		573	506
Residential Asset Mortgage Products Trust
1.851% due 12/25/2033		221	205
1.971% due 01/25/2035 ^		2,920	2,077
SLM Student Loan Trust
0.000% due 10/28/2029 (f)		3	3,035
0.000% due 01/25/2042 (f)		4	3,989
Soundview Home Loan Trust
1.021% due 08/25/2037		2,000	1,467
South Coast Funding Ltd.
1.482% due 08/10/2038		10,593	2,188
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		478	344
1.158% due 08/05/2036 ^		8,845	6,368
1.469% due 07/05/2035		9,303	7,070

Total Asset-Backed Securities (Cost $103,489)			104,803

SOVEREIGN ISSUES 2.0%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	150	94
3.875% due 01/15/2022		200	210
5.000% due 01/15/2027		700	691
5.625% due 01/26/2022		$160	161
6.875% due 01/26/2027		280	277
7.820% due 12/31/2033	EUR	2,972	3,273
Autonomous Community of Catalonia
4.900% due 09/15/2021		1,500	1,713
Republic of Greece Government International Bond
3.000% due 02/24/2023		142	121
3.000% due 02/24/2024		142	119
3.000% due 02/24/2025		142	116
3.000% due 02/24/2026		142	114
3.000% due 02/24/2027		142	112
3.000% due 02/24/2028		142	107
3.000% due 02/24/2029		142	104
3.000% due 02/24/2030		142	101
3.000% due 02/24/2031		142	100
3.000% due 02/24/2032		142	98
3.000% due 02/24/2033		142	96
3.000% due 02/24/2034		142	94
3.000% due 02/24/2035		142	93
3.000% due 02/24/2036		142	92
3.000% due 02/24/2037		142	91
3.000% due 02/24/2038		142	90

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2039	EUR	142	$90
3.000% due 02/24/2040		142	90
3.000% due 02/24/2041		142	90
3.000% due 02/24/2042		142	89
3.800% due 08/08/2017	JPY	47,000	403
4.750% due 04/17/2019	EUR	400	398
Saudi Government International Bond
3.250% due 10/26/2026		$200	191
4.500% due 10/26/2046		1,600	1,568

Total Sovereign Issues (Cost $10,688)			10,986

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
TIG FinCo PLC (i)		182,606	170

Total Common Stocks (Cost $271)			170

PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)		7,450	8,959
Morgan Stanley
5.850% due 04/15/2027 (h)		1,675	42

Total Preferred Securities (Cost $9,205)			9,001

SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS (j) 1.4%
			8,056

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.512% due 02/17/2017 (g)		$1,500	1,499
0.533% due 03/10/2017 (f)(g)		400	400

			1,899

U.S. TREASURY BILLS 0.9%
0.478% due 02/23/2017 - 03/16/2017 (e)(f)(m)(o)		5,262	5,260

Total Short-Term Instruments (Cost $15,215)			15,215

Total Investments in Securities (Cost $695,269)			697,129

Total Investments 123.7% (Cost $695,269)			$697,129

Financial Derivative Instruments (l)(n) (0.5)% (Cost or Premiums, net $(1,210))			(2,733)

Preferred Shares (9.9)%			(55,525)

Other Assets and Liabilities, net (13.3)%			(75,176)

Net Assets Applicable to Common Shareholders 100.0%			$563,695

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$ 271	$170	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.690%	01/31/2017	02/01/2017	$7,000	Ginnie Mae 3.000% due 01/20/2047	$(7,260)	$7,000	$7,000
SSB	0.010	01/31/2017	02/01/2017	1,056	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(1,078)	1,056	1,056

Total Repurchase Agreements						$(8,338)	$8,056	$8,056

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017	$(529)	$(529)
JML	1.850	01/10/2017	02/08/2017	(11,284)	(11,297)
MSC	1.400	11/02/2016	02/02/2017	(13,388)	(13,435)
	1.530	02/02/2017	05/02/2017	(12,600)	(12,600)
RBC	1.880	08/25/2016	02/27/2017	(6,772)	(6,829)
	1.540	11/14/2016	02/14/2017	(1,322)	(1,326)
RDR	1.390	12/27/2016	03/22/2017	(8,089)	(8,100)
	1.380	01/19/2017	04/12/2017	(6,368)	(6,371)
UBS	1.730	11/14/2016	02/14/2017	(4,470)	(4,487)
	1.630	11/22/2016	02/03/2017	(1,898)	(1,904)
	1.300	11/22/2016	02/22/2017	(3,247)	(3,255)
	1.470	11/25/2016	02/27/2017	(2,035)	(2,041)
	1.730	12/01/2016	03/02/2017	(4,682)	(4,696)
	1.810	12/14/2016	03/14/2017	(3,907)	(3,917)
	1.710	12/15/2016	02/21/2017	(4,149)	(4,158)
	1.730	12/15/2016	03/02/2017	(419)	(420)
	1.890	01/20/2017	04/21/2017	(2,607)	(2,609)

Total Reverse Repurchase Agreements					$(87,974)

(3)

The average amount of borrowings outstanding during the period ended January 31, 2017 was $(83,972) at a weighted average interest rate of 1.478%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	35

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2017:

(k)	Securities with an aggregate market value of $98,598 have been pledged as collateral under the terms of the following master agreements as of January 31, 2017.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(529)	$0	$(529)	$379	$(150)
JML	0	(11,297)	0	(11,297)	13,945	2,648
JPS	7,000	0	0	7,000	(7,260)	(260)
MSC	0	(26,035)	0	(26,035)	27,326	1,291
RBC	0	(8,155)	0	(8,155)	9,098	943
RDR	0	(14,471)	0	(14,471)	14,775	304
SSB	1,056	0	0	1,056	(1,078)	(22)
UBS	0	(27,487)	0	(27,487)	31,941	4,454

Total Borrowings and Other Financing Transactions	$8,056	$(87,974)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(53,848)	$(20,997)	$(529)	$(75,374)

Total Borrowings	$0	$(53,848)	$(20,997)	$(529)	$(75,374)

Gross amount of recognized liabilities for reverse repurchase agreements(5)					$(75,374)

(5)	Unsettled reverse repurchase agreements liability of $(12,600) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Market Value(4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Navient Corp.	5.000%	12/20/2021	4.278%	$600	$22	$0	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$1,386	$108	$45	$0	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	990	68	11	0	(3)

				$176	$56	$0	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$	59,300	$418	$(1,128)	$49	$0
Pay	3-Month USD-LIBOR	2.000	06/15/2021		36,800	180	(1,068)	37	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		75,590	2,825	(1,838)	198	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		169,400	29,103	34,629	1,229	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		234,240	21,544	41,642	0	(1,594)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	7,600	293	105	22	0

						$54,363	$72,342	$1,535	$(1,594)

Total Swap Agreements						$54,561	$72,398	$1,537	$(1,597)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2017:

(m)	Securities with an aggregate market value of $2,347 and cash of $5,814 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,537	$1,537	$0	$0	$(1,597)	$(1,597)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2017	EUR	24,949		$25,983	$0	$(949)
	02/2017	GBP	46		57	0	(1)
BPS	02/2017	EUR	107		112	0	(4)
	02/2017	GBP	46		56	0	(2)
CBK	02/2017	EUR	935		1,005	0	(4)
	02/2017		$4,814	EUR	4,528	73	0
	03/2017	EUR	195		$209	0	(2)
GLM	02/2017		825		881	0	(10)
	02/2017	GBP	4,659		5,691	0	(170)
	02/2017	JPY	45,200		388	0	(12)
	02/2017		$784	GBP	637	17	0
	03/2017	GBP	594		$739	0	(9)
IND	02/2017		29,801		36,509	0	(980)
JPM	02/2017	AUD	194		141	0	(6)
	02/2017	GBP	2,771		3,343	0	(143)
	02/2017		$24,671	EUR	23,068	231	0
	03/2017	EUR	23,068		$24,699	0	(228)
MSB	02/2017	GBP	229		279	0	(9)
SCX	02/2017	EUR	1,076		1,156	0	(5)
SOG	02/2017	GBP	182		224	0	(4)
TOR	02/2017	EUR	423		447	0	(10)
UAG	02/2017	GBP	227		279	0	(7)
	02/2017		$46,620	GBP	37,189	164	0
	03/2017	GBP	37,189		$46,645	0	(161)

Total Forward Foreign Currency Contracts						$485	$(2,716)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	37

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	12/20/2021	16.522%	EUR	100	$(28)	$(3)	$0	$(31)
	Petrobras Global Finance BV	1.000	12/20/2019	2.314	$	2,400	(247)	163	0	(84)
GST	Petrobras Global Finance BV	1.000	12/20/2019	2.314		8,900	(912)	599	0	(313)
	Petrobras Global Finance BV	1.000	09/20/2020	2.864		10	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2021	3.528		100	(16)	5	0	(11)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	2.864		40	(6)	4	0	(2)

							$(1,210)	$768	$0	$(442)

Total Swap Agreements							$(1,210)	$768	$0	$(442)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2017:

(o)	Securities with an aggregate market value of $1,789 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$(950)	$0	$0	$(950)	$(950)	$594	$(356)
BPS	0	0	0	0	(6)	0	(115)	(121)	(121)	0	(121)
CBK	73	0	0	73	(6)	0	0	(6)	67	0	67
GLM	17	0	0	17	(201)	0	0	(201)	(184)	0	(184)
GST	0	0	0	0	0	0	(325)	(325)	(325)	398	73
HUS	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
IND	0	0	0	0	(980)	0	0	(980)	(980)	798	(182)
JPM	231	0	0	231	(377)	0	0	(377)	(146)	0	(146)
MSB	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
SCX	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
SOG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
TOR	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
UAG	164	0	0	164	(168)	0	0	(168)	(4)	0	(4)

Total Over the Counter	$485	$0	$0	$485	$(2,716)	$0	$(442)	$(3,158)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$1,535	$1,537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$485	$0	$485

	$0	$2	$0	$485	$1,535	$2,022

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$1,594	$1,597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,716	$0	$2,716
Swap Agreements	0	442	0	0	0	442

	$0	$442	$0	$2,716	$0	$3,158

	$0	$445	$0	$2,716	$1,594	$4,755

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,216	$0	$0	$3,687	$4,903

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,935	$0	$7,935
Swap Agreements	0	58	0	0	0	58

	$0	$58	$0	$7,935	$0	$7,993

	$0	$1,274	$0	$7,935	$3,687	$12,896

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(523)	$0	$0	$(3,112)	$(3,635)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,176)	$0	$(2,176)
Swap Agreements	0	975	0	0	0	975

	$0	$975	$0	$(2,176)	$0	$(1,201)

	$0	$452	$0	$(2,176)	$(3,112)	$(4,836)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	39

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Investments in Securities, at Value
Bank Loan Obligations	$1,600	$11,907	$1,880	$15,387
Corporate Bonds & Notes
Banking & Finance	0	154,018	5,239	159,257
Industrials	0	125,303	5,968	131,271
Utilities	0	41,638	0	41,638
Convertible Bonds & Notes
Industrials	0	3,989	0	3,989
Municipal Bonds & Notes
California	0	5,043	0	5,043
Illinois	0	13,096	0	13,096
Virginia	0	632	0	632
West Virginia	0	5,330	0	5,330
U.S. Government Agencies	0	18,078	4,664	22,742
Non-Agency Mortgage-Backed Securities	0	158,569	0	158,569
Asset-Backed Securities	0	97,779	7,024	104,803
Sovereign Issues	0	10,986	0	10,986
Common Stocks
Financials	0	0	170	170
Preferred Securities
Banking & Finance	0	9,001	0	9,001
Short-Term Instruments
Repurchase Agreements	0	8,056	0	8,056
Short-Term Notes	0	1,899	0	1,899
U.S. Treasury Bills	0	5,260	0	5,260

Total Investments	$1,600	$670,584	$24,945	$697,129

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,537	$0	$1,537
Over the counter	0	485	0	485

	$0	$2,022	$0	$2,022

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,597)	0	(1,597)
Over the counter	0	(3,158)	0	(3,158)

	$0	$(4,755)	$0	$(4,755)

Total Financial Derivative Instruments	$0	$(2,733)	$0	$(2,733)

Totals	$1,600	$667,851	$24,945	$694,396

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2017(1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,675	$(5)	$24	$1	$185	$0	$0	$1,880	$185
Corporate Bonds & Notes
Banking & Finance	5,517	0	(75)	1	1	(205)	0	0	5,239	(193)
Industrials	5,973	0	0	4	0	(9)	0	0	5,968	(9)
U.S. Government Agencies	4,470	0	(40)	18	16	200	0	0	4,664	198
Asset-Backed Securities	8,165	0	0	0	0	(1,141)	0	0	7,024	(1,141)
Common Stocks
Financials	116	0	0	0	0	54	0	0	170	54

Totals	$24,241	$1,675	$(120)	$47	$18	$(916)	$0	$0	$24,945	$(906)

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,880	Third Party Vendor	Broker Quote	89.750
Corporate Bonds & Notes
Banking & Finance	5,239	Proxy Pricing	Base Price	110.500
Industrials	5,968	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	4,664	Proxy Pricing	Base Price	56.094
Asset-Backed Securities	7,024	Proxy Pricing	Base Price	89,450-99,920
Common Stocks
Financials	170	Other Valuation Techniques(2)	—	—

Total	$24,945

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	41

Schedule of Investments PIMCO High Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.6%

BANK LOAN OBLIGATIONS 1.9%
BJ’s Wholesale Club, Inc.
TBD% due 01/26/2024		$100	$100
iHeartCommunications, Inc.
7.528% due 01/30/2019		10,450	8,786
Sequa Corp.
5.250% due 06/19/2017		3,457	3,316
Vistra Operations Co. LLC
4.017% due 12/14/2023		900	910
Westmoreland Coal Co.
7.500% due 12/16/2020		3,192	2,865

Total Bank Loan Obligations (Cost $17,007)			15,977

CORPORATE BONDS & NOTES 75.6%

BANKING & FINANCE 38.4%
AGFC Capital Trust
2.772% due 01/15/2067		27,410	15,075
Ally Financial, Inc.
8.000% due 11/01/2031 (i)		4,962	5,917
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048 (i)		4,610	4,374
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	3,000	3,096
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		$7,350	5,917
9.000% due 06/18/2024 (f)		9,239	9,378
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,900	656
4.000% due 01/21/2019 ^		5,800	2,004
4.750% due 01/15/2018 ^		6,400	2,211
Banco Santander S.A.
6.250% due 09/11/2021 (f)		2,300	2,385
Barclays PLC
6.500% due 09/15/2019 (f)		600	651
7.875% due 09/15/2022 (f)	GBP	7,210	9,351
8.000% due 12/15/2020 (f)	EUR	7,340	8,574
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$8,248	8,320
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		4,000	4,055
Cantor Fitzgerald LP
6.500% due 06/17/2022 (i)		13,100	14,265
CBL & Associates LP
5.950% due 12/15/2026 (i)		3,200	3,175
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	4,516
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (f)	EUR	1,600	1,855
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	400	513
7.875% due 01/23/2024 (f)(i)		$2,750	2,808
7.875% due 01/23/2024 (f)		1,700	1,736
Doctors Co.
6.500% due 10/15/2023 (i)		10,000	10,965
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (i)		5,300	5,659
GSPA Monetization Trust
6.422% due 10/09/2029 (i)		7,911	8,731
Hexion U.S. Finance Corp.
10.375% due 02/01/2022 (b)		104	107
13.750% due 02/01/2022 (b)		83	84
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	2,600	2,966
International Lease Finance Corp.
6.980% due 10/15/2018		$18,000	18,758
Jefferies Finance LLC
7.375% due 04/01/2020		1,200	1,218
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		17,000	16,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (f)(i)		$19,040	$25,276
Lloyds Banking Group PLC
7.875% due 06/27/2029 (f)	GBP	200	271
Midwest Family Housing LLC
6.631% due 01/01/2051 (i)		$4,891	4,166
MPT Operating Partnership LP
5.250% due 08/01/2026		1,949	1,920
Nationwide Building Society
10.250% due 06/29/2049 (f)	GBP	19	3,250
Navient Corp.
5.625% due 08/01/2033 (i)		$25,904	20,594
Novo Banco S.A.
5.000% due 04/04/2019	EUR	439	359
5.000% due 04/23/2019		745	612
5.000% due 05/14/2019		792	648
5.000% due 05/21/2019		387	316
5.000% due 05/23/2019		384	314
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (i)		$2,300	2,302
PHH Corp.
6.375% due 08/15/2021 (i)		3,350	3,400
7.375% due 09/01/2019 (i)		1,990	2,184
Provident Funding Associates LP
6.750% due 06/15/2021		1,300	1,319
Rio Oil Finance Trust
9.250% due 07/06/2024		25,729	25,408
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(i)		7,040	6,846
8.000% due 08/10/2025 (f)(i)		7,660	7,536
8.625% due 08/15/2021 (f)		2,500	2,587
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	6,363	8,205
Spirit Realty LP
4.450% due 09/15/2026 (i)		$2,300	2,209
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,434	5,433
6.052% due 10/13/2039		4,653	6,260
TIG FinCo PLC
8.500% due 03/02/2020		987	1,282
8.750% due 04/02/2020		11,215	13,614

			322,206

INDUSTRIALS 31.6%
ADT Corp.
4.875% due 07/15/2032		$2,656	2,151
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,200	1,290
BMC Software Finance, Inc.
8.125% due 07/15/2021 (i)		2,827	2,742
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		8,132	7,929
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		18,786	20,946
11.250% due 06/01/2017 ^		10,528	11,502
Chesapeake Energy Corp.
4.272% due 04/15/2019		120	120
Concordia International Corp.
9.000% due 04/01/2022		444	379
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (i)		3,800	3,819
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		11,130	11,047
Enterprise Inns PLC
6.000% due 10/06/2023	GBP	500	659
6.875% due 05/09/2025		6,600	8,862
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		$3,527	2,134
Ford Motor Co.
7.700% due 05/15/2097 (i)		16,610	19,382
Fresh Market, Inc.
9.750% due 05/01/2023 (i)		9,300	8,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Shopping Finance Ltd.
10.000% due 03/03/2017 (f)(i)		$5,300	$3,880
General Shopping Investments Ltd.
12.000% due 03/20/2017 ^(f)		2,500	725
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,354	18,264
Harvest Operations Corp.
2.330% due 04/14/2021		22,056	21,682
HCA, Inc.
7.500% due 11/15/2095 (i)		3,462	3,332
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	321
iHeartCommunications, Inc.
9.000% due 09/15/2022 (i)		$6,800	5,125
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,615	1,979
8.125% due 06/01/2023		5,704	1,925
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		11,650	10,660
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038 (i)		1,000	1,188
Koppers, Inc.
6.000% due 02/15/2025		25	26
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		400	330
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	100	114
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		$33	29
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (i)		3,600	3,910
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	18,100	26,783
Safeway, Inc.
7.250% due 02/01/2031 (i)		$5,348	5,281
Sequa Corp.
7.000% due 12/15/2017		17,343	9,539
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		31	32
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		4,220	4,209
Tech Data Corp.
3.700% due 02/15/2022		50	50
4.950% due 02/15/2027		60	60
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		21,675	22,054
Tennessee Merger Sub, Inc.
6.375% due 02/01/2025 (b)		149	146
Transocean, Inc.
9.000% due 07/15/2023		1,021	1,092
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (b)		47	48
UCP, Inc.
8.500% due 10/21/2017		10,300	10,245
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	298	401
Westmoreland Coal Co.
8.750% due 01/01/2022		$10,638	9,734
Zayo Group LLC
5.750% due 01/15/2027		45	46

			264,472

UTILITIES 5.6%
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,083
Frontier Communications Corp.
11.000% due 09/15/2025		840	852
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		30	11
7.000% due 04/15/2018 ^		16,800	6,300
7.950% due 06/01/2032 ^		900	333

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		$15,200	$15,979
NRG REMA LLC
9.237% due 07/02/2017		78	65
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,576	2,139
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,001	1,738
6.750% due 10/01/2023		10,835	3,684
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	8,600	10,432
6.625% due 01/16/2034		200	228
7.375% due 01/17/2027		$320	334
Terraform Global Operating LLC
9.750% due 08/15/2022 (i)		3,200	3,544

			46,722

Total Corporate Bonds & Notes (Cost $642,389)			633,400

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		5,100	5,983

Total Convertible Bonds & Notes (Cost $5,100)			5,983

MUNICIPAL BONDS & NOTES 8.4%

CALIFORNIA 2.4%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,284
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025		1,500	1,747
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030		7,500	8,564
7.750% due 09/01/2040		6,500	7,422
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032		275	316

			20,333

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035		9,740	9,926

ILLINOIS 2.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040		11,000	9,587
7.517% due 01/01/2040		9,805	10,024

			19,611

NEW YORK 0.2%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		1,960	1,960

TEXAS 1.0%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043		7,535	8,546

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		1,375	1,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$10,080	$8,961

Total Municipal Bonds & Notes (Cost $68,258)		70,444

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
3.500% due 09/25/2027 (a)	589	69
5.899% due 10/25/2017 - 01/25/2018 (a)	13,208	93
8.458% due 10/25/2041	762	884
10.000% due 01/25/2034	219	254
12.916% due 05/25/2043	848	870
Freddie Mac
2.563% due 11/25/2055	14,313	8,051
4.000% due 08/15/2020 (a)	493	24
4.500% due 10/15/2037 (a)	1,087	109
5.000% due 06/15/2033 (a)	1,968	293
5.333% due 07/15/2035 (a)	1,432	179
5.433% due 02/15/2042 (a)	2,530	352
6.373% due 08/15/2036 (a)	907	195
9.944% due 12/15/2043	406	441
9.971% due 10/25/2027	4,342	5,295
11.466% due 05/15/2033	63	77
Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	3,857	547
4.500% due 07/20/2042 (a)	310	53
5.000% due 09/20/2042 (a)	545	104
5.473% due 02/20/2042 (a)	12,461	1,206

Total U.S. Government Agencies (Cost $24,852)		19,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.6%
Adjustable Rate Mortgage Trust
0.941% due 05/25/2036	4,952	2,762
Banc of America Alternative Loan Trust
4.829% due 06/25/2046 ^(a)	8,668	1,215
Banc of America Funding Trust
6.000% due 07/25/2037 ^	666	522
6.250% due 10/26/2036	11,218	8,696
Banc of America Mortgage Trust
3.211% due 02/25/2036 ^	26	24
BCAP LLC Trust
5.078% due 03/26/2037	2,172	659
6.000% due 05/26/2037	7,074	4,631
7.504% due 10/26/2036	7,416	6,419
8.076% due 09/26/2036	7,073	6,293
11.961% due 06/26/2036	2,861	1,160
Bear Stearns Adjustable Rate Mortgage Trust
3.293% due 11/25/2034	107	101
Bellemeade Re Ltd.
7.071% due 07/25/2025	1,250	1,274
Chase Mortgage Finance Trust
3.179% due 09/25/2036 ^	157	141
3.189% due 12/25/2035 ^	30	29
5.500% due 05/25/2036 ^	8	7
Citigroup Mortgage Loan Trust, Inc.
1.106% due 07/25/2036	4	5
3.161% due 07/25/2037 ^	190	175
3.292% due 08/25/2037 ^	863	725
3.842% due 11/25/2035	16,621	9,453
6.500% due 09/25/2036	4,942	3,789
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	15,271	13,820
Commercial Mortgage Loan Trust
6.096% due 12/10/2049	2,051	1,300
Countrywide Alternative Loan Trust
1.021% due 12/25/2046	3,223	2,099
3.175% due 07/25/2046 ^	234	225
3.490% due 02/25/2037 ^	419	367
4.229% due 04/25/2035 (a)	5,480	605
4.825% due 07/25/2021 ^	366	345

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/25/2036 ^		$362	$283
6.000% due 02/25/2037 ^		7,363	5,099
6.250% due 12/25/2036 ^		3,945	2,913
6.500% due 06/25/2036 ^		1,143	826
Countrywide Home Loan Mortgage Pass-Through Trust
3.019% due 09/20/2036 ^		683	549
3.121% due 09/25/2047 ^		74	69
4.579% due 12/25/2036 (a)		4,119	603
Credit Suisse Commercial Mortgage Trust
5.683% due 02/15/2039		1,000	932
5.870% due 09/15/2040		4,800	4,537
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		2,373	1,805
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	611	649
Grifonas Finance PLC
0.088% due 08/28/2039		5,690	4,776
HarborView Mortgage Loan Trust
3.007% due 08/19/2036 ^		$571	429
3.353% due 08/19/2036 ^		34	31
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043	EUR	7,590	6,567
JPMorgan Alternative Loan Trust
3.013% due 03/25/2037 ^		$8,929	7,977
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		2,437	2,102
JPMorgan Mortgage Trust
5.849% due 01/25/2037 ^(a)		23,398	6,045
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,411	1,090
5.562% due 02/15/2040		2,787	2,081
Lehman XS Trust
0.991% due 06/25/2047		4,770	3,682
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.501% due 04/25/2036 ^		7,321	5,299
RBSSP Resecuritization Trust
8.884% due 06/26/2037		5,036	3,720
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		687	620
6.250% due 09/25/2037 ^		5,573	3,809
6.500% due 08/25/2036 ^		936	520
Structured Adjustable Rate Mortgage Loan Trust
3.084% due 04/25/2047		872	676
3.254% due 01/25/2036 ^		230	175
Structured Asset Mortgage Investments Trust
0.961% due 07/25/2046 ^		15,105	11,124
WaMu Mortgage Pass-Through Certificates Trust
2.513% due 05/25/2037 ^		195	157
Washington Mutual Mortgage Pass-Through Certificates Trust
5.909% due 04/25/2037 (a)		14,606	3,965
6.500% due 03/25/2036 ^		8,634	6,426

Total Non-Agency Mortgage-Backed Securities (Cost $148,829)			156,377

ASSET-BACKED SECURITIES 17.7%
ACE Securities Corp. Home Equity Loan Trust
0.911% due 07/25/2036		5,318	3,661
Airspeed Ltd.
1.037% due 06/15/2032		4,944	3,890
Apidos CLO
0.000% due 07/22/2026		3,000	1,634
Argent Securities Trust
0.961% due 03/25/2036		6,439	3,402
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)		4,000	2,944
0.000% due 07/22/2026		3,000	1,844
Citigroup Mortgage Loan Trust, Inc.
0.871% due 12/25/2036		11,620	7,164
0.931% due 12/25/2036		6,786	4,216
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (e)	EUR	2,667	2,438
3.600% due 11/27/2028		1,197	1,296

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	43

Schedule of Investments PIMCO High Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/27/2028	EUR	1,047	$1,135
6.200% due 11/27/2028		1,296	1,409
Countrywide Asset-Backed Certificates
4.820% due 07/25/2036		$13,700	11,343
Countrywide Asset-Backed Certificates Trust
1.026% due 09/25/2046		15,000	7,050
Duke Funding Ltd.
1.521% due 08/07/2033		19,716	8,005
Glacier Funding CDO Ltd.
1.146% due 08/04/2035		7,769	2,171
GLG Euro CLO
0.000% due 04/15/2028	EUR	4,150	3,905
Grosvenor Place CLO BV
0.000% due 04/30/2029		1,000	889
Halcyon Loan Advisors European Funding BV
0.000% due 01/15/2027 (e)		1,100	1,117
Long Beach Mortgage Loan Trust
0.961% due 02/25/2036		$1,695	1,130
Merrill Lynch Mortgage Investors Trust
0.916% due 04/25/2037		994	560
4.063% due 03/25/2037		4,129	1,373
Morgan Stanley Mortgage Loan Trust
2.568% due 11/25/2036 ^		918	446
5.965% due 09/25/2046 ^		8,624	4,845
NovaStar Mortgage Funding Trust
0.931% due 10/25/2036		37,586	21,659
People’s Financial Realty Mortgage Securities Trust
0.931% due 09/25/2036		23,049	7,188
Putnam Structured Product Funding Ltd.
9.092% due 02/25/2037		717	728
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,568	5,562
6.998% due 09/25/2037 ^		8,228	4,967
7.238% due 09/25/2037 ^		6,938	4,187
Sherwood Funding CDO Ltd.
1.067% due 11/06/2039		34,624	9,044
South Coast Funding Ltd.
1.482% due 08/10/2038		27,555	5,690
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		717	516
1.158% due 08/05/2036 ^		14,045	10,112
Trainer Wortham First Republic CBO Ltd.
2.081% due 11/06/2038		888	881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
0.921% due 05/25/2036		$294	$218

Total Asset-Backed Securities (Cost $151,223)			148,619

SOVEREIGN ISSUES 1.8%
Argentine Government International Bond
7.820% due 12/31/2033	EUR	7,930	8,731
Autonomous Community of Catalonia
4.900% due 09/15/2021		2,350	2,683
Republic of Greece Government International Bond
3.000% due 02/24/2023		25	21
3.000% due 02/24/2024		25	21
3.000% due 02/24/2025		25	20
3.000% due 02/24/2026		25	20
3.000% due 02/24/2027		25	20
3.000% due 02/24/2028		25	19
3.000% due 02/24/2029		25	18
3.000% due 02/24/2030		25	18
3.000% due 02/24/2031		25	18
3.000% due 02/24/2032		25	17
3.000% due 02/24/2033		25	17
3.000% due 02/24/2034		25	17
3.000% due 02/24/2035		25	16
3.000% due 02/24/2036		25	16
3.000% due 02/24/2037		25	16
3.000% due 02/24/2038		25	16
3.000% due 02/24/2039		25	16
3.000% due 02/24/2040		25	16
3.000% due 02/24/2041		25	16
3.000% due 02/24/2042		25	16
4.750% due 04/17/2019		3,000	2,989

Total Sovereign Issues (Cost $14,398)			14,757

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (g)		828,934	772

UTILITIES 0.0%
Warren Resources, Inc.		23,043	84

Total Common Stocks (Cost $2,839)			856

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	2,190	$2,633
Morgan Stanley
5.850% due 04/15/2027 (f)	2,500	63

Total Preferred Securities (Cost $2,641)		2,696

SHORT-TERM INSTRUMENTS 11.2%

REPURCHASE AGREEMENTS (h) 5.8%
		48,400

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 5.4%
0.461% due 02/02/2017 - 03/16/2017 (d)(e)(k)(m)	$45,347	45,335

Total Short-Term Instruments (Cost $93,735)		93,735

Total Investments in Securities (Cost $1,171,271)		1,161,940

Total Investments 138.6% (Cost $1,171,271)		$1,161,940

Financial Derivative Instruments (j)(l) (0.6)% (Cost or Premiums, net $(1,282))		(5,417)

Preferred Shares (12.2)%		(101,975)

Other Assets and Liabilities, net (25.8)%		(216,375)

Net Assets Applicable to Common Shareholders 100.0%		$838,173

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$ 1,229	$772	0.09%

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	0.690%	01/31/2017	02/01/2017	$42,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(43,759)	$42,800	$42,801
SSB	0.010	01/31/2017	02/01/2017	5,600	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(5,714)	5,600	5,600

Total Repurchase Agreements						$(49,473)	$48,400	$48,401

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017	$(3,504)	$(3,504)
BPS	1.670	11/15/2016	02/15/2017	(3,179)	(3,190)
	1.740	01/23/2017	03/02/2017	(241)	(241)
	1.780	01/23/2017	03/08/2017	(759)	(759)
	1.830	01/30/2017	02/03/2017	(22,751)	(22,753)
	1.830	02/03/2017	04/06/2017	(22,515)	(22,515)
DEU	2.000	12/16/2016	03/16/2017	(5,581)	(5,596)
MSC	1.400	11/29/2016	02/28/2017	(18,168)	(18,213)
RBC	1.540	11/14/2016	02/14/2017	(6,695)	(6,718)
	1.590	11/14/2016	02/14/2017	(5,581)	(5,600)
	1.777	08/04/2016	02/06/2017	(12,578)	(12,690)
	1.940	12/07/2016	06/07/2017	(13,771)	(13,813)
	1.940	12/12/2016	06/07/2017	(2,859)	(2,867)
	1.970	12/15/2016	06/12/2017	(7,432)	(7,452)
	2.020	12/15/2016	06/12/2017	(3,109)	(3,117)
	2.020	01/09/2017	07/10/2017	(4,508)	(4,514)
RDR	1.300	11/03/2016	02/03/2017	(18,043)	(18,102)
	1.380	01/19/2017	04/12/2017	(3,044)	(3,045)
RTA	1.691	01/19/2017	04/21/2017	(8,107)	(8,112)
	1.691	01/20/2017	04/21/2017	(6,861)	(6,865)
UBS	1.230	11/14/2016	02/14/2017	(3,303)	(3,312)
	1.320	11/25/2016	02/27/2017	(2,075)	(2,080)
	1.380	11/30/2016	03/02/2017	(6,968)	(6,985)
	1.390	12/02/2016	03/02/2017	(10,103)	(10,127)
	1.470	11/25/2016	02/27/2017	(2,783)	(2,791)
	1.730	11/28/2016	02/28/2017	(5,090)	(5,106)
	1.730	12/01/2016	03/02/2017	(8,207)	(8,231)
	1.730	12/16/2016	03/02/2017	(809)	(811)
	1.850	12/28/2016	03/14/2017	(17,718)	(17,750)

Total Reverse Repurchase Agreements					$(226,859)

(3)	The average amount of borrowings outstanding during the period ended January 31, 2017 was $(196,972) at a weighted average interest rate of 1.502%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2017:

(i)	Securities with an aggregate market value of $260,240 and cash of $330 has been pledged as collateral under the terms of the following master agreements as of January 31, 2017.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(3,504)	$0	$(3,504)	$4,047	$543
BPG	42,801	0	0	42,801	(43,754)	(953)
BPS	0	(49,458)	0	(49,458)	56,087	6,629

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	45

Schedule of Investments PIMCO High Income Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
DEU	$0	$(5,596)	$0	$(5,596)	$7,080	$1,484
MSC	0	(18,213)	0	(18,213)	19,469	1,256
RBC	0	(56,771)	0	(56,771)	62,938	6,167
RDR	0	(21,147)	0	(21,147)	21,737	590
RTA	0	(14,977)	0	(14,977)	17,044	2,067
SSB	5,600	0	0	5,600	(5,714)	(114)
UBS	0	(57,193)	0	(57,193)	65,661	8,468

Total Borrowings and Other Financing Transactions	$48,401	$(226,859)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(126,950)	$(42,127)	$(35,267)	$(204,344)

Total Borrowings	$0	$(126,950)	$(42,127)	$(35,267)	$(204,344)

Gross amount of recognized liabilities for reverse repurchase agreements(5)					$(204,344)

(5)	Unsettled reverse repurchase agreements liability of $(22,515) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.550%	01/20/2022	$660,000	$(13,889)	$(13,888)	$790	$0
Receive*	3-Month USD-LIBOR	1.500	06/21/2027	222,500	19,139	1,102	0	(687)
Pay	3-Month USD-LIBOR	3.500	06/19/2044	617,800	106,139	(77,930)	4,480	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046	68,300	5,633	11,835	0	(456)
Receive*	3-Month USD-LIBOR	1.750	06/21/2047	840,100	175,096	26,768	0	(5,543)

					$292,118	$(52,113)	$5,270	$(6,686)

Total Swap Agreements					$292,118	$(52,113)	$5,270	$(6,686)

*	This instrument has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2017:

(k)	Securities with an aggregate market value of $19,299 and cash of $8,616 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$5,270	$5,270	$0	$0	$(6,686)	$(6,686)

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2017	BRL	797		$243	$0	$(10)
	02/2017	EUR	54,143		56,388	0	(2,060)
	02/2017	GBP	202		250	0	(4)
	02/2017		$255	BRL	797	0	(2)
BPS	02/2017	EUR	236		$249	0	(6)
	02/2017	GBP	206		251	0	(9)
CBK	02/2017		148		182	0	(4)
	02/2017		$4,113	EUR	3,858	52	0
	02/2017		101,581	GBP	80,961	267	0
	03/2017	EUR	8,169		$8,751	0	(76)
	03/2017	GBP	80,961		101,634	0	(263)
FBF	02/2017		67		83	0	(2)
GLM	02/2017	EUR	466		497	0	(6)
	02/2017	GBP	270		331	0	(9)
JPM	02/2017		$55,040	EUR	51,463	514	0
	03/2017	EUR	51,463		$55,103	0	(509)
MSB	02/2017	GBP	544		662	0	(22)
SCX	02/2017	EUR	236		250	0	(5)
SOG	02/2017	GBP	78,721		97,117	0	(1,913)
TOR	02/2017	EUR	627		663	0	(14)
	02/2017	GBP	528		645	0	(19)
UAG	02/2017		275		338	0	(8)

Total Forward Foreign Currency Contracts						$833	$(4,941)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	09/20/2020	17.421%	EUR	5,000	$0	$(1,386)	$0	$(1,386)
	Banco Espirito Santo S.A.	5.000	12/20/2021	16.522		100	(28)	(3)	0	(31)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	$	1,700	(332)	(6)	0	(338)
GST	Petrobras Global Finance BV	1.000	12/20/2024	4.214		2,200	(437)	(1)	0	(438)
HUS	Petrobras Global Finance BV	1.000	12/20/2024	4.214		2,800	(581)	23	0	(558)
JPM	Banco Espirito Santo S.A.	5.000	12/20/2021	16.522	EUR	200	(54)	(8)	0	(62)

							$(1,432)	$(1,381)	$0	$(2,813)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	3-Month USD-LIBOR	2.500%	03/22/2022	$ 1,000,000	$470	$2,666	$3,136	$0
GLM	Pay	3-Month USD-LIBOR	2.300	04/26/2022	1,000,000	(320)	104	0	(216)

						$150	$2,770	$3,136	$(216)

Total Swap Agreements						$(1,282)	$1,389	$3,136	$(3,029)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	47

Schedule of Investments PIMCO High Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2017:

(m)	Securities with an aggregate market value of $6,453 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$(2,076)	$0	$0	$(2,076)	$(2,076)	$1,610	$(466)
BPS	0	0	0	0	(15)	0	(1,755)	(1,770)	(1,770)	1,772	2
CBK	319	0	0	319	(343)	0	0	(343)	(24)	0	(24)
DUB	0	0	3,136	3,136	0	0	0	0	3,136	(4,375)	(1,239)
FBF	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	0	0	0	0	(15)	0	(216)	(231)	(231)	768	537
GST	0	0	0	0	0	0	(438)	(438)	(438)	454	16
HUS	0	0	0	0	0	0	(558)	(558)	(558)	688	130
JPM	514	0	0	514	(509)	0	(62)	(571)	(57)	0	(57)
MSB	0	0	0	0	(22)	0	0	(22)	(22)	0	(22)
MYC	0	0	0	0	0	0	0	0	0	(140)	(140)
SCX	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
SOG	0	0	0	0	(1,913)	0	0	(1,913)	(1,913)	1,162	(751)
TOR	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
UAG	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)

Total Over the Counter	$833	$0	$3,136	$3,969	$(4,941)	$0	$(3,029)	$(7,970)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5,270	$5,270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$833	$0	$833
Swap Agreements	0	0	0	0	3,136	3,136

	$0	$0	$0	$833	$3,136	$3,969

	$0	$0	$0	$833	$8,406	$9,239

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$6,686	$6,686

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,941	$0	$4,941
Swap Agreements	0	2,813	0	0	216	3,029

	$0	$2,813	$0	$4,941	$216	$7,970

	$0	$2,813	$0	$4,941	$6,902	$14,656

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,419	$0	$0	$88,745	$91,164

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,419	$0	$11,419
Swap Agreements	0	1,390	0	0	5,424	6,814

	$0	$1,390	$0	$11,419	$5,424	$18,233

	$0	$3,809	$0	$11,419	$94,169	$109,397

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,570)	$0	$0	$(107,614)	$(109,184)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,899)	$0	$(3,899)
Swap Agreements	0	1,006	0	0	1,296	2,302

	$0	$1,006	$0	$(3,899)	$1,296	$(1,597)

	$0	$(564)	$0	$(3,899)	$(106,318)	$(110,781)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,112	$2,865	$15,977
Corporate Bonds & Notes
Banking & Finance	0	313,475	8,731	322,206
Industrials	0	254,227	10,245	264,472
Utilities	0	46,722	0	46,722
Convertible Bonds & Notes
Industrials	0	5,983	0	5,983
Municipal Bonds & Notes
California	0	20,333	0	20,333
District of Columbia	0	9,926	0	9,926
Illinois	0	19,611	0	19,611
New York	0	1,960	0	1,960
Texas	0	8,546	0	8,546
Virginia	0	1,107	0	1,107
West Virginia	0	8,961	0	8,961
U.S. Government Agencies	0	11,045	8,051	19,096
Non-Agency Mortgage-Backed Securities	0	156,377	0	156,377
Asset-Backed Securities	0	148,619	0	148,619
Sovereign Issues	0	14,757	0	14,757
Common Stocks
Financials	0	0	772	772
Utilities	0	0	84	84
Preferred Securities
Banking & Finance	0	2,696	0	2,696

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$48,400	$0	$48,400
U.S. Treasury Bills	0	45,335	0	45,335

Total Investments	$0	$1,131,192	$30,748	$1,161,940

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,270	0	5,270
Over the counter	0	3,969	0	3,969

	$0	$9,239	$0	$9,239

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6,686)	0	(6,686)
Over the counter	0	(7,970)	0	(7,970)

	$0	$(14,656)	$0	$(14,656)

Total Financial Derivative Instruments	$0	$(5,417)	$0	$(5,417)

Totals	$0	$1,125,775	$30,748	$1,156,523

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	49

Schedule of Investments PIMCO High Income Fund (Cont.)

January 31, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2017(1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,552	$(8)	$36	$2	$283	$0	$0	$2,865	$283
Corporate Bonds & Notes
Banking & Finance	9,195	0	(125)	2	1	(342)	0	0	8,731	(322)
Industrials	10,253	0	0	7	0	(15)	0	0	10,245	(15)
U.S. Government Agencies	7,716	0	(70)	32	28	345	0	0	8,051	341
Non-Agency Mortgage-Backed Securities	1,235	0	0	0	0	39	0	(1,274)	0	0
Common Stocks
Financials	527	0	0	0	0	245	0	0	772	245
Utilities	0	1,610	0	0	0	(1,526)	0	0	84	(1,526)

Totals	$28,926	$4,162	$(203)	$77	$31	$(971)	$0	$(1,274)	$30,748	$(994)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,865	Third Party Vendor	Broker Quote	89.750
Corporate Bonds & Notes
Banking & Finance	8,731	Proxy Pricing	Base Price	110.500
Industrials	10,245	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	8,051	Proxy Pricing	Base Price	56.094
Common Stocks
Financials	772	Other Valuation Techniques(2)	—	—
Utilities	84	Other Valuation Techniques(2)	—	—

Total	$30,748

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Strategy Fund

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.0%

BANK LOAN OBLIGATIONS 3.2%
Avolon
TBD% due 07/20/2020		$20	$20
Avolon Holdings Ltd.
TBD% due 01/13/2022		170	172
BMC Software Finance, Inc.
TBD% due 09/10/2020		200	200
iHeartCommunications, Inc.
7.528% due 01/30/2019		3,100	2,606
Save-A-Lot
7.000% due 12/05/2023		1,100	1,097
Sequa Corp.
5.250% due 06/19/2017		3,106	2,980
Sprint Communications, Inc.
TBD% due 01/13/2024		800	800
Team Health Holdings, Inc.
TBD% due 01/17/2024		200	200
Westmoreland Coal Co.
7.500% due 12/16/2020		997	895

Total Bank Loan Obligations (Cost $9,267)			8,970

CORPORATE BONDS & NOTES 68.3%

BANKING & FINANCE 34.1%
Ally Financial, Inc.
8.000% due 11/01/2031		2,227	2,656
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	1,000	1,032
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		$1,700	1,368
9.000% due 06/18/2024 (g)		2,219	2,252
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,400	484
4.000% due 01/21/2019 ^		3,800	1,313
4.750% due 01/15/2018 ^		1,200	415
Banco Santander S.A.
6.250% due 09/11/2021 (g)		500	519
Barclays Bank PLC
14.000% due 06/15/2019 (g)	GBP	3,700	5,731
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	200	217
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$4,608	4,648
BNP Paribas S.A.
7.375% due 08/19/2025 (g)(j)		2,100	2,129
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		750	750
Cantor Fitzgerald LP
6.500% due 06/17/2022 (j)		3,000	3,267
CBL & Associates LP
5.950% due 12/15/2026		1,000	992
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,050	4,591
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (g)	EUR	400	464
Credit Agricole S.A.
7.875% due 01/23/2024 (g)		$1,600	1,634
Credit Suisse Group AG
7.500% due 12/11/2023 (g)		3,540	3,755
Deutsche Bank AG
4.250% due 10/14/2021 (j)		3,700	3,720
EPR Properties
4.750% due 12/15/2026		1,500	1,491
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,700	1,815
GSPA Monetization Trust
6.422% due 10/09/2029		2,286	2,522
Hexion U.S. Finance Corp.
10.375% due 02/01/2022 (b)		35	36
13.750% due 02/01/2022 (b)		28	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	1,800	$2,053
Jefferies Finance LLC
6.875% due 04/15/2022		$3,800	3,705
7.375% due 04/01/2020		200	203
7.500% due 04/15/2021		200	202
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		300	398
MPT Operating Partnership LP
5.250% due 08/01/2026		618	609
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	6	950
Navient Corp.
4.875% due 06/17/2019		$200	202
5.500% due 01/15/2019 (j)		4,030	4,131
5.625% due 08/01/2033		100	80
Novo Banco S.A.
5.000% due 04/04/2019	EUR	101	83
5.000% due 04/23/2019		311	256
5.000% due 05/14/2019		206	168
5.000% due 05/21/2019		115	94
5.000% due 05/23/2019		115	94
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$700	701
OneMain Financial Holdings LLC
6.750% due 12/15/2019		544	566
7.250% due 12/15/2021		25	26
PHH Corp.
6.375% due 08/15/2021		1,080	1,096
7.375% due 09/01/2019		300	329
Rio Oil Finance Trust
9.250% due 07/06/2024		4,182	4,130
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(j)		1,600	1,556
8.000% due 08/10/2025 (g)(j)		3,000	2,951
8.625% due 08/15/2021 (g)		800	828
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (g)	GBP	1,800	2,321
Spirit Realty LP
4.450% due 09/15/2026		$700	672
Springleaf Finance Corp.
5.250% due 12/15/2019		2,627	2,647
8.250% due 12/15/2020		4,060	4,370
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	2,143	2,626
6.052% due 10/13/2039		1,253	1,685
TIG FinCo PLC
8.500% due 03/02/2020		111	145
8.750% due 04/02/2020		4,532	5,502
WP Carey, Inc.
4.250% due 10/01/2026 (j)		$1,400	1,381

			94,589

INDUSTRIALS 26.3%
ADT Corp.
4.875% due 07/15/2032		661	535
Aeropuertos Argentina S.A.
6.875% due 02/01/2027 (b)		300	304
Altice Financing S.A.
7.500% due 05/15/2026		1,700	1,799
BCD Acquisition, Inc.
9.625% due 09/15/2023		480	516
BMC Software Finance, Inc.
8.125% due 07/15/2021		866	840
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(j)		2,204	2,149
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		590	660
9.000% due 02/15/2020 ^		3,792	4,227
11.250% due 06/01/2017 ^		1,957	2,138
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
4.272% due 04/15/2019		$62	$62
Concordia International Corp.
9.000% due 04/01/2022		89	76
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		758	841
Diamond Resorts International, Inc.
10.750% due 09/01/2024		1,200	1,206
Enterprise Inns PLC
6.875% due 02/15/2021	GBP	2,360	3,242
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		$712	431
Ford Motor Co.
7.700% due 05/15/2097 (j)		9,030	10,537
Fresh Market, Inc.
9.750% due 05/01/2023		3,313	2,957
Harvest Operations Corp.
2.330% due 04/14/2021		1,827	1,796
HCA, Inc.
4.500% due 02/15/2027		400	396
7.500% due 11/15/2095		1,050	1,011
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,000	754
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,000	864
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,279	1,156
8.125% due 06/01/2023		524	177
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		3,430	3,138
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041		200	224
Kinder Morgan, Inc.
7.750% due 01/15/2032 (j)		800	1,001
7.800% due 08/01/2031 (j)		1,600	2,008
Kinetic Concepts, Inc.
9.625% due 10/01/2021		3,300	3,542
Koppers, Inc.
6.000% due 02/15/2025		10	10
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		480	396
5.500% due 04/15/2025		380	329
MDC Partners, Inc.
6.500% due 05/01/2024		600	525
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	430	490
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022 (b)		$130	133
5.500% due 02/15/2024 (b)		70	72
Petroleos Mexicanos
5.375% due 03/13/2022		40	41
6.500% due 03/13/2027		124	128
Prime Security Services Borrower LLC
9.250% due 05/15/2023		1,240	1,347
Radiate Holdco LLC
6.625% due 02/15/2025 (b)		30	30
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	1,036
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,200	1,338
Safeway, Inc.
7.250% due 02/01/2031		470	464
Scientific Games International, Inc.
10.000% due 12/01/2022		1,030	1,061
Sequa Corp.
7.000% due 12/15/2017		3,804	2,092
SFR Group S.A.
7.375% due 05/01/2026		2,558	2,635
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		10	10
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	1,300	1,678

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	51

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$1,000	$998
Spirit Issuer PLC
3.067% due 12/28/2031	GBP	500	592
6.582% due 12/28/2027		700	969
Tech Data Corp.
3.700% due 02/15/2022		$20	20
4.950% due 02/15/2027		20	20
Tembec Industries, Inc.
9.000% due 12/15/2019		1,100	1,119
Tennessee Merger Sub, Inc.
6.375% due 02/01/2025 (b)		49	48
Transocean, Inc.
9.000% due 07/15/2023		248	265
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (b)		16	16
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,917	2,583
6.542% due 03/30/2021		562	765
Virgin Media Secured Finance PLC
5.000% due 04/15/2027 (b)		300	375
Westmoreland Coal Co.
8.750% due 01/01/2022		$3,026	2,769
Zayo Group LLC
5.750% due 01/15/2027		15	15

			73,062

UTILITIES 7.9%
Frontier Communications Corp.
11.000% due 09/15/2025		340	345
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (j)		6,600	7,078
6.000% due 11/27/2023		800	858
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		1,420	533
7.000% due 04/15/2018 ^		2,600	975
7.950% due 06/01/2032 ^		300	111
Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	7,671
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		215	100
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,282	446
6.750% due 10/01/2023		1,893	643
Petrobras Global Finance BV
6.125% due 01/17/2022		86	89
6.625% due 01/16/2034	GBP	100	114
6.750% due 01/27/2041		$1,200	1,074
7.375% due 01/17/2027		100	104
Sprint Capital Corp.
6.900% due 05/01/2019		600	642
Terraform Global Operating LLC
9.750% due 08/15/2022		750	831
TerraForm Power Operating LLC
6.375% due 02/01/2023		300	310

			21,924

Total Corporate Bonds & Notes (Cost $194,876)			189,575

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		1,600	1,877

Total Convertible Bonds & Notes (Cost $1,600)			1,877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 5.1%

CALIFORNIA 0.9%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	$600	$647
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,600	1,761

		2,408

ILLINOIS 2.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,000	6,134
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029 (b)	60	61

		6,195

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	395	318

WEST VIRGINIA 1.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,025	5,356

Total Municipal Bonds & Notes (Cost $13,892)		14,277

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
3.500% due 12/25/2032 (a)	776	106
4.000% due 11/25/2042 (a)	2,775	473
5.021% due 01/25/2029	200	212
12.687% due 12/25/2040	132	192
Freddie Mac
2.563% due 11/25/2055	4,146	2,332
8.321% due 12/25/2027	1,499	1,677
8.458% due 11/15/2040	231	227
11.521% due 03/25/2025	296	363

Total U.S. Government Agencies (Cost $5,378)		5,582

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.8%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	61	52
Banc of America Funding Trust
6.000% due 08/25/2036 ^	2,020	1,974
BCAP LLC Trust
3.068% due 03/27/2036	1,045	564
5.078% due 03/26/2037	555	168
11.961% due 06/26/2036	252	102
Bear Stearns ALT-A Trust
1.091% due 06/25/2046 ^	2,593	2,239
3.104% due 09/25/2047 ^	3,647	2,604
3.110% due 11/25/2036 ^	278	227
3.477% due 09/25/2035 ^	403	333
Bear Stearns Commercial Mortgage Securities Trust
5.714% due 04/12/2038	100	77
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	717	688
Chase Mortgage Finance Trust
3.189% due 12/25/2035 ^	6	6
6.000% due 02/25/2037 ^	619	503
6.000% due 07/25/2037 ^	394	327
6.250% due 10/25/2036 ^	1,176	977
Chase Mortgage Trust
3.750% due 12/25/2045	270	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		$75	$74
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		109	99
Commercial Mortgage Loan Trust
6.096% due 12/10/2049		939	596
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,654	1,386
6.000% due 08/25/2037 ^		706	551
Countrywide Alternative Loan Trust
1.121% due 05/25/2037 ^		257	138
2.953% due 04/25/2036 ^		712	491
5.500% due 03/25/2035		196	156
5.500% due 12/25/2035 ^		2,153	1,793
5.500% due 03/25/2036 ^		100	78
5.750% due 01/25/2035		234	235
6.000% due 02/25/2035		228	233
6.000% due 08/25/2036 ^		306	268
6.000% due 04/25/2037 ^		783	556
6.250% due 11/25/2036 ^		494	436
6.250% due 12/25/2036 ^		1,143	844
6.500% due 08/25/2036 ^		317	214
Countrywide Home Loan Mortgage Pass-Through Trust
3.299% due 02/20/2035		36	36
5.500% due 10/25/2035 ^		483	433
6.250% due 09/25/2036 ^		389	329
Credit Suisse Commercial Mortgage Trust
5.870% due 09/15/2040		1,500	1,418
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.706% due 06/25/2034		2,030	1,512
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	188	200
Fannie Mae
4.316% due 07/25/2029		$620	630
6.516% due 07/25/2029		570	610
GS Mortgage Securities Trust
5.622% due 11/10/2039		700	654
GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		76	72
6.000% due 02/25/2036 ^		2,968	2,398
HarborView Mortgage Loan Trust
1.489% due 01/19/2035		223	207
3.213% due 07/19/2035		38	34
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,771	1,084
JPMorgan Alternative Loan Trust
3.013% due 03/25/2037 ^		1,137	1,016
3.194% due 03/25/2036 ^		1,269	1,007
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		783	676
JPMorgan Mortgage Trust
3.154% due 01/25/2037 ^		365	328
3.297% due 02/25/2036 ^		338	301
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		439	339
5.562% due 02/15/2040		809	604
Lehman XS Trust
0.991% due 06/25/2047		1,477	1,140
Merrill Lynch Mortgage Investors Trust
3.019% due 03/25/2036 ^		1,203	831
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		2,828	1,387
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		656	512
6.000% due 07/25/2037 ^		842	580
6.250% due 09/25/2037 ^		1,429	977
Residential Funding Mortgage Securities, Inc. Trust
4.190% due 08/25/2036 ^		1,155	1,023
6.000% due 09/25/2036 ^		151	141
6.000% due 06/25/2037 ^		1,980	1,815
Structured Adjustable Rate Mortgage Loan Trust
3.235% due 11/25/2036 ^		1,255	970
3.254% due 01/25/2036 ^		991	753

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.502% due 07/25/2036 ^		$415	$330
4.850% due 03/25/2037 ^		382	267
Suntrust Adjustable Rate Mortgage Loan Trust
3.097% due 04/25/2037 ^		1,222	1,040
3.408% due 02/25/2037 ^		213	190
WaMu Mortgage Pass-Through Certificates Trust
2.098% due 12/25/2046		343	333
3.627% due 02/25/2037 ^		394	374
5.972% due 10/25/2036 ^		584	465
Wells Fargo Mortgage-Backed Securities Trust
2.997% due 07/25/2036 ^		217	206
5.750% due 03/25/2037 ^		202	199
6.000% due 06/25/2037 ^		114	114

Total Non-Agency Mortgage-Backed Securities (Cost $44,435)			46,776

ASSET-BACKED SECURITIES 24.7%
Airspeed Ltd.
1.037% due 06/15/2032		1,630	1,283
Argent Securities Trust
0.961% due 03/25/2036		8,169	4,316
Asset-Backed Funding Certificates Trust
0.921% due 10/25/2036		7,189	6,243
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		238	183
BlueMountain CLO Ltd.
6.472% due 04/13/2027		1,000	981
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)		1,200	883
0.000% due 07/22/2026		1,000	615
Citigroup Mortgage Loan Trust, Inc.
0.921% due 12/25/2036		3,953	2,112
0.931% due 12/25/2036		2,129	1,323
Countrywide Asset-Backed Certificates
0.911% due 06/25/2047 ^		898	652
0.971% due 06/25/2047		5,679	4,376
1.016% due 09/25/2046 ^		3,189	2,650
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	250	222
GSAMP Trust
1.031% due 02/25/2046		$4,584	3,808
1.746% due 03/25/2035 ^		7,497	5,037
Highbridge Loan Management Ltd.
6.331% due 05/05/2027		1,000	977
JPMorgan Mortgage Acquisition Corp.
1.061% due 01/25/2036		391	367
JPMorgan Mortgage Acquisition Trust
1.076% due 04/25/2036		6,000	4,511
Lehman XS Trust
6.290% due 06/24/2046		2,476	2,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		$51	$51
Merrill Lynch Mortgage Investors Trust
0.916% due 04/25/2037		298	168
Morgan Stanley Mortgage Loan Trust
0.891% due 04/25/2037		4,038	1,921
6.250% due 07/25/2047 ^		417	298
Residential Asset Mortgage Products Trust
1.051% due 09/25/2036		365	322
Residential Asset Securities Corp. Trust
1.241% due 09/25/2035		13,627	11,301
Securitized Asset-Backed Receivables LLC Trust
0.911% due 05/25/2036		5,997	3,577
SLM Student Loan Trust
0.000% due 10/28/2029 (e)		1	1,214
0.000% due 01/25/2042 (e)		2	1,994
South Coast Funding Ltd.
1.482% due 08/10/2038		6,017	1,242
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		239	172
1.158% due 08/05/2036 ^		4,482	3,227
Trainer Wortham First Republic CBO Ltd.
2.081% due 11/06/2038		273	271

Total Asset-Backed Securities (Cost $67,391)			68,581

SOVEREIGN ISSUES 2.9%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	150	96
5.000% due 01/15/2027		200	197
5.625% due 01/26/2022		$180	181
6.875% due 01/26/2027		140	139
7.820% due 12/31/2033	EUR	1,514	1,667
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	1,921
4.900% due 09/15/2021		700	799
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	201,000	1,722
4.750% due 04/17/2019	EUR	300	299
Saudi Government International Bond
3.250% due 10/26/2026		$200	191
4.500% due 10/26/2046		800	784

Total Sovereign Issues (Cost $7,899)			7,996

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
TIG FinCo PLC (h)		91,836	86

Total Common Stocks (Cost $136)			86

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.1%

BANKING & FINANCE 1.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)	2,465	$2,964
Morgan Stanley
5.850% due 04/15/2027 (g)	825	21

Total Preferred Securities (Cost $2,923)		2,985

SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS (i) 0.9%
		2,581

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 3.3%
Federal Home Loan Bank
0.507% due 02/14/2017 (f)	$2,500	2,500
0.517% due 02/10/2017 (f)	1,300	1,300
0.528% due 02/01/2017 (f)	400	400
0.528% due 03/08/2017 (e)(f)	1,300	1,299
0.533% due 03/10/2017 - 03/14/2017 (e)(f)	1,000	999
0.538% due 03/31/2017 (e)(f)	2,600	2,598

		9,096

U.S. TREASURY BILLS 1.0%
0.471% due 02/09/2017 - 03/16/2017 (d)(e)(m)	2,642	2,641

Total Short-Term Instruments (Cost $14,318)		14,318

Total Investments in Securities (Cost $362,115)		361,023

Total Investments 130.0% (Cost $362,115)		$361,023

Financial Derivative Instruments (k)(l) (0.8)% (Cost or Premiums, net $(801))		(2,138)

Preferred Shares (18.5)%		(51,275)

Other Assets and Liabilities, net (10.7)%		(29,845)

Net Assets Applicable to Common Shareholders 100.0%		$277,765

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	53

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$ 136	$86	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.690%	01/31/2017	02/01/2017	$1,100	Ginnie Mae 3.000% due 01/20/2047	$(1,141)	$1,100	$1,100
SSB	0.010	01/31/2017	02/01/2017	1,481	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(1,513)	1,481	1,481

Total Repurchase Agreements						$(2,654)	$2,581	$2,581

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017	$(651)	$(651)
JML	1.850	01/10/2017	02/08/2017	(5,663)	(5,669)
RBC	1.910	11/02/2016	05/01/2017	(3,710)	(3,728)
RDR	1.300	11/03/2016	02/03/2017	(5,070)	(5,087)
	1.370	12/13/2016	03/13/2017	(5,734)	(5,745)
	1.450	02/03/2017	05/02/2017	(1,898)	(1,898)
UBS	1.730	11/28/2016	02/28/2017	(1,157)	(1,161)
	1.380	11/30/2016	03/02/2017	(4,217)	(4,227)
	1.850	12/28/2016	03/14/2017	(2,343)	(2,347)
	1.750	01/06/2017	02/22/2017	(1,856)	(1,858)
	1.360	01/06/2017	04/07/2017	(2,469)	(2,471)

Total Reverse Repurchase Agreements					$(34,842)

(3)	The average amount of borrowings outstanding during the period ended January 31, 2017 was $(29,550) at a weighted average interest rate of 1.355%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2017:

(j)	Securities with an aggregate market value of $38,749 have been pledged as collateral under the terms of the following master agreements as of January 31, 2017.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(651)	$0	$(651)	$506	$(145)
JML	0	(5,669)	0	(5,669)	7,029	1,360
JPS	1,100	0	0	1,100	(1,135)	(41)
RBC	0	(3,728)	0	(3,728)	4,191	463
RDR	0	(12,730)	0	(12,730)	13,219	489
SSB	1,481	0	0	1,481	(1,514)	(33)
UBS	0	(12,064)	0	(12,064)	13,076	1,012

Total Borrowings and Other Financing Transactions	$2,581	$(34,842)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(18,002)	$(14,291)	$(651)	$(32,944)

Total Borrowings	$0	$(18,002)	$(14,291)	$(651)	$(32,944)

Gross amount of recognized liabilities for reverse repurchase agreements(5)					$(32,944)

(5)	Unsettled reverse repurchase agreements liability of $(1,898) is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)		Market Value(4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Navient Corp.	5.000%	12/20/2021	4.278%	$	300	$11	$0	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$4,365	$369	$29	$0	$(1)
CDX.HY-25 5-Year Index	5.000	12/20/2020	1,666	140	146	0	(2)
CDX.HY-26 5-Year Index	5.000	06/20/2021	396	31	13	0	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	772	41	5	0	(2)

				$581	$193	$0	$(5)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$	70,420	$2,632	$(1,605)	$185	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		15,300	(115)	(839)	45	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		83,100	14,277	16,989	603	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		12,600	1,039	2,185	0	(84)
Receive*	3-Month USD-LIBOR	1.750	06/21/2047		131,700	27,449	4,197	0	(869)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	6,200	105	12	10	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		3,900	150	54	11	0

						$45,537	$20,993	$854	$(953)

Total Swap Agreements						$46,129	$21,186	$855	$(958)

*	This instrument has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	55

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2017:

Cash of $5,292 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$855	$855	$0	$0	$(958)	$(958)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	02/2017	AUD	37		$27	$0	$(1)
BOA	02/2017	BRL	354		108	0	(4)
	02/2017	EUR	12,925		13,461	0	(492)
	02/2017	GBP	68		84	0	(1)
	02/2017		$113	BRL	354	0	(1)
BPS	02/2017	EUR	26		$28	0	0
	02/2017	GBP	46		56	0	(2)
CBK	02/2017	EUR	395		425	0	(2)
	02/2017	GBP	45		55	0	(1)
	02/2017		$2,197	EUR	2,066	33	0
	02/2017		1,775	JPY	202,842	21	0
	03/2017	JPY	202,842		$1,777	0	(21)
FBF	02/2017	GBP	22		27	0	(1)
GLM	02/2017	EUR	190		203	0	(2)
	02/2017	GBP	375		456	0	(16)
	03/2017		230		286	0	(3)
IND	02/2017		27,274		33,413	0	(897)
JPM	02/2017	AUD	290		211	0	(8)
	02/2017	JPY	202,842		1,728	0	(69)
	02/2017		$12,949	EUR	12,107	121	0
	03/2017	EUR	12,107		$12,963	0	(120)
MSB	02/2017	GBP	90		110	0	(4)
SCX	02/2017	EUR	566		608	0	(3)
SOG	02/2017	GBP	90		111	0	(2)
TOR	02/2017	EUR	261		276	0	(6)
	02/2017	GBP	132		161	0	(5)
UAG	02/2017		$35,279	GBP	28,142	124	0
	03/2017	GBP	28,142		$35,298	0	(122)

Total Forward Foreign Currency Contracts						$299	$(1,783)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	4.214%	$ 500	$(98)	$(2)	$0	$(100)
GST	Petrobras Global Finance BV	1.000	12/20/2024	4.214	700	(139)	(1)	0	(140)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	2.314	200	(16)	9	0	(7)
	Petrobras Global Finance BV	1.000	09/20/2020	2.864	20	(3)	2	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	800	(166)	7	0	(159)

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
MYC	Petrobras Global Finance BV	1.000%	12/20/2019	2.314%	$ 4,100	$(379)	$235	$0	$(144)

						$(801)	$250	$0	$(551)

Total Swap Agreements						$(801)	$250	$0	$(551)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of January 31, 2017:

(m)	Securities with an aggregate market value of $1,900 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(4)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	0	0	0	0	(498)	0	0	(498)	(498)	292	(206)
BPS	0	0	0	0	(2)	0	(100)	(102)	(102)	0	(102)
CBK	54	0	0	54	(24)	0	0	(24)	30	0	30
FBF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
GLM	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
GST	0	0	0	0	0	0	(140)	(140)	(140)	267	127
HUS	0	0	0	0	0	0	(167)	(167)	(167)	401	234
IND	0	0	0	0	(897)	0	0	(897)	(897)	726	(171)
JPM	121	0	0	121	(197)	0	0	(197)	(76)	0	(76)
MSB	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
MYC	0	0	0	0	0	0	(144)	(144)	(144)	215	71
SCX	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SOG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
TOR	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
UAG	124	0	0	124	(122)	0	0	(122)	2	0	2

Total Over the Counter	$299	$0	$0	$299	$(1,783)	$0	$(551)	$(2,334)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$854	$855

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$299	$0	$299

	$0	$1	$0	$299	$854	$1,154

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	57

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$5	$0	$0	$953	$958

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,783	$0	$1,783
Swap Agreements	0	551	0	0	0	551

	$0	$551	$0	$1,783	$0	$2,334

	$0	$556	$0	$1,783	$953	$3,292

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$229	$0	$0	$19,576	$19,805

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,089	$0	$4,089
Swap Agreements	0	32	0	0	0	32

	$0	$32	$0	$4,089	$0	$4,121

	$0	$261	$0	$4,089	$19,576	$23,926

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$77	$0	$0	$(17,586)	$(17,509)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,498)	$0	$(1,498)
Swap Agreements	0	604	0	0	0	604

	$0	$604	$0	$(1,498)	$0	$(894)

	$0	$681	$0	$(1,498)	$(17,586)	$(18,403)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Investments in Securities, at Value
Bank Loan Obligations	$800	$7,275	$895	$8,970
Corporate Bonds & Notes
Banking & Finance	0	92,067	2,522	94,589
Industrials	0	73,062	0	73,062
Utilities	0	21,924	0	21,924
Convertible Bonds & Notes
Industrials	0	1,877	0	1,877
Municipal Bonds & Notes
California	0	2,408	0	2,408
Illinois	0	6,195	0	6,195
Virginia	0	318	0	318
West Virginia	0	5,356	0	5,356
U.S. Government Agencies	0	3,250	2,332	5,582
Non-Agency Mortgage-Backed Securities	0	46,776	0	46,776
Asset-Backed Securities	0	65,373	3,208	68,581
Sovereign Issues	0	7,996	0	7,996
Common Stocks
Financials	0	0	86	86
Preferred Securities
Banking & Finance	0	2,985	0	2,985

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$2,581	$0	$2,581
Short-Term Notes	0	9,096	0	9,096
U.S. Treasury Bills	0	2,641	0	2,641

Total Investments	$800	$351,180	$9,043	$361,023

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	855	0	855
Over the counter	0	299	0	299

	$0	$1,154	$0	$1,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(958)	0	(958)
Over the counter	0	(2,334)	0	(2,334)

	$0	$(3,292)	$0	$(3,292)

Total Financial Derivative Instruments	$0	$(2,138)	$0	$(2,138)

Totals	$800	$349,042	$9,043	$358,885

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2017.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2017(1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$798	$(3)	$11	$1	$88	$0	$0	$895	$88
Corporate Bonds & Notes
Banking & Finance	2,656	0	(36)	1	0	(99)	0	0	2,522	(93)
U.S. Government Agencies	2,235	0	(20)	9	8	100	0	0	2,332	99
Asset-Backed Securities	3,692	0	0	0	0	(484)	0	0	3,208	(483)
Common Stocks
Financials	58	0	0	0	1	27	0	0	86	27

Totals	$8,641	$798	$(59)	$21	$10	$(368)	$0	$0	$9,043	$(362)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$895	Third Party Vendor	Broker Quote	89.750
Corporate Bonds & Notes
Banking & Finance	2,522	Proxy Pricing	Base Price	110.500
U.S. Government Agencies	2,332	Proxy Pricing	Base Price	56.094
Asset-Backed Securities	3,208	Proxy Pricing	Base Price	89,450-99,920
Common Stocks
Financials	86	Other Valuation Techniques(2)	—	—

Total	$9,043

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	59

Schedule of Investments PIMCO Income Strategy Fund II

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%

BANK LOAN OBLIGATIONS 2.9%
iHeartCommunications, Inc.
7.528% due 01/30/2019		$6,800	$5,717
Lightstone Generation LLC
TBD% due 11/22/2023		2,000	2,027
Sequa Corp.
5.250% due 06/19/2017		6,459	6,195
Team Health Holdings, Inc.
TBD% due 01/17/2024		400	400
Vistra Operations Co. LLC
4.017% due 12/14/2023		600	607
Westmoreland Coal Co.
7.500% due 12/16/2020		2,095	1,880

Total Bank Loan Obligations (Cost $17,479)			16,826

CORPORATE BONDS & NOTES 57.4%

BANKING & FINANCE 28.3%
AGFC Capital Trust
2.772% due 01/15/2067		1,800	990
Ally Financial, Inc.
8.000% due 11/01/2031		4,610	5,497
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	1,600	1,651
Banco do Brasil S.A.
6.250% due 04/15/2024 (h)		$3,700	2,978
9.000% due 06/18/2024 (h)		4,509	4,577
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,000	1,036
4.000% due 01/21/2019 ^		8,100	2,798
4.750% due 01/15/2018 ^		2,300	795
Banco Santander S.A.
6.250% due 09/11/2021 (h)		1,600	1,659
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	4,826
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	1,900	2,061
7.875% due 09/15/2022 (h)	GBP	415	538
8.000% due 12/15/2020 (h)	EUR	4,100	4,789
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$5,413	5,461
BNP Paribas S.A.
7.375% due 08/19/2025 (h)(k)		4,110	4,167
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		1,650	1,651
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	9,256
CBL & Associates LP
5.950% due 12/15/2026		2,200	2,183
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150	9,257
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	1,200	1,391
Credit Agricole S.A.
7.875% due 01/23/2024 (h)		$3,500	3,573
Credit Suisse Group AG
7.500% due 12/11/2023 (h)		7,243	7,683
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,737
GSPA Monetization Trust
6.422% due 10/09/2029 (k)		4,747	5,239
Hexion U.S. Finance Corp.
10.375% due 02/01/2022 (c)		73	75
13.750% due 02/01/2022 (c)		58	59
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	3,530	4,027
Jefferies Finance LLC
6.875% due 04/15/2022 (k)		$6,850	6,679
7.375% due 04/01/2020		400	406
7.500% due 04/15/2021		347	351

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jefferies LoanCore LLC
6.875% due 06/01/2020		$200	$195
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	2,300	3,087
MPT Operating Partnership LP
5.250% due 08/01/2026		$1,292	1,273
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	13	2,130
Navient Corp.
4.875% due 06/17/2019		$500	505
5.500% due 01/15/2019		8,300	8,508
5.625% due 08/01/2033		148	118
Novo Banco S.A.
5.000% due 04/04/2019	EUR	311	254
5.000% due 04/23/2019		653	537
5.000% due 05/14/2019		431	352
5.000% due 05/21/2019		241	197
5.000% due 05/23/2019		240	196
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (k)		$1,500	1,502
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,353	1,409
PHH Corp.
6.375% due 08/15/2021		570	579
7.375% due 09/01/2019		700	768
Rio Oil Finance Trust
9.250% due 07/06/2024		1,500	1,482
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(k)		4,080	3,968
8.000% due 08/10/2025 (h)(k)		5,190	5,106
8.625% due 08/15/2021 (h)		1,700	1,759
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)	GBP	4,100	5,287
Spirit Realty LP
4.450% due 09/15/2026 (k)		$1,500	1,441
Springleaf Finance Corp.
5.250% due 12/15/2019		675	680
8.250% due 12/15/2020		3,100	3,336
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,434	5,433
6.052% due 10/13/2039		2,622	3,527
TIG FinCo PLC
8.500% due 03/02/2020		687	891
8.750% due 04/02/2020		8,604	10,445

			164,355

INDUSTRIALS 22.3%
ADT Corp.
4.875% due 07/15/2032		$662	536
Aeropuertos Argentina S.A.
6.875% due 02/01/2027 (c)		500	506
Altice Financing S.A.
7.500% due 05/15/2026		3,600	3,809
BCD Acquisition, Inc.
9.625% due 09/15/2023		780	839
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,800	1,746
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		4,650	4,534
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		1,475	1,649
9.000% due 02/15/2020 ^		2,262	2,522
11.250% due 06/01/2017 ^		9,662	10,556
Chesapeake Energy Corp.
4.272% due 04/15/2019		134	134
Concordia International Corp.
9.000% due 04/01/2022		355	303
Diamond Resorts International, Inc.
10.750% due 09/01/2024		2,500	2,512
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		800	794
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		1,164	704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Co.
7.700% due 05/15/2097 (k)		$10,460	$12,206
Fresh Market, Inc.
9.750% due 05/01/2023		8,000	7,140
Harvest Operations Corp.
2.330% due 04/14/2021		3,317	3,261
HCA, Inc.
4.500% due 02/15/2027		940	929
7.500% due 11/15/2095		1,200	1,155
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400	1,496
iHeartCommunications, Inc.
9.000% due 09/15/2022		$3,450	2,600
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,888	2,428
8.125% due 06/01/2023		1,135	383
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,420	6,789
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (k)		400	447
Kinder Morgan, Inc.
7.800% due 08/01/2031 (k)		3,500	4,392
Kinetic Concepts, Inc.
9.625% due 10/01/2021		6,800	7,298
Koppers, Inc.
6.000% due 02/15/2025		16	17
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		300	247
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	880	1,003
Petroleos Mexicanos
5.375% due 03/13/2022		$90	92
6.500% due 03/13/2027		256	264
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		2,445	2,656
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	1,924
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (k)		$2,500	2,787
Safeway, Inc.
7.250% due 02/01/2031		245	242
Scientific Games International, Inc.
10.000% due 12/01/2022		2,150	2,214
Sequa Corp.
7.000% due 12/15/2017		7,918	4,355
SFR Group S.A.
7.375% due 05/01/2026 (k)		5,564	5,731
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025		21	22
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	2,700	3,485
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$2,100	2,095
Spirit Issuer PLC
3.067% due 12/28/2031	GBP	1,000	1,185
6.582% due 12/28/2027		1,000	1,385
Tech Data Corp.
3.700% due 02/15/2022		$30	30
4.950% due 02/15/2027		40	40
Tembec Industries, Inc.
9.000% due 12/15/2019		2,400	2,442
Tennessee Merger Sub, Inc.
6.375% due 02/01/2025 (c)		106	104
Transocean, Inc.
9.000% due 07/15/2023		734	785
Trinidad Drilling Ltd.
6.625% due 02/15/2025 (c)		33	34
UCP, Inc.
8.500% due 10/21/2017		2,000	1,989
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,935	5,300
6.542% due 03/30/2021		1,312	1,786

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Westmoreland Coal Co.
8.750% due 01/01/2022		$6,335	$5,797
Zayo Group LLC
5.750% due 01/15/2027		34	35

			129,714

UTILITIES 6.8%
Frontier Communications Corp.
11.000% due 09/15/2025		570	579
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (k)		13,900	14,907
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		3,035	1,138
7.000% due 04/15/2018 ^		5,400	2,025
7.950% due 06/01/2032 ^		700	259
Northwestern Bell Telephone
7.750% due 05/01/2030		12,625	13,835
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		358	167
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		3,932	1,366
6.750% due 10/01/2023		4,294	1,460
Petrobras Global Finance BV
6.125% due 01/17/2022		181	188
6.625% due 01/16/2034	GBP	100	114
6.750% due 01/27/2041		$2,400	2,149
7.375% due 01/17/2027		220	229
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,177

			39,593

Total Corporate Bonds & Notes (Cost $348,107)			333,662

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,989

Total Convertible Bonds & Notes (Cost $3,400)			3,989

MUNICIPAL BONDS & NOTES 6.9%

CALIFORNIA 1.2%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		1,200	1,294
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039		1,650	2,108
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,500	3,851

			7,253

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		180	186
7.750% due 01/01/2042		330	335

			521

OHIO 3.6%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		21,000	20,690

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		835	673

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 1.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$12,535	$11,144

Total Municipal Bonds & Notes (Cost $36,514)		40,281

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.500% due 02/25/2042 (a)	1,228	164
4.500% due 11/25/2042 (a)	3,224	594
5.021% due 01/25/2029	400	424
5.479% due 01/25/2040 (a)	454	82
Freddie Mac
2.563% due 11/25/2055	8,785	4,942
3.000% due 02/15/2033 (a)	2,632	316
3.500% due 12/15/2032 (a)	4,448	672
8.321% due 12/25/2027	2,898	3,243
9.944% due 09/15/2035	844	1,262
11.521% due 03/25/2025	741	906
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	966	140
4.000% due 10/16/2042 - 10/20/2042 (a)	587	82

Total U.S. Government Agencies (Cost $12,134)		12,827

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.7%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	142	121
Banc of America Funding Corp.
6.000% due 01/25/2037	8,613	6,648
Banc of America Funding Trust
3.734% due 01/20/2047 ^	1,653	1,409
BCAP LLC Trust
1.897% due 08/26/2037	14,150	9,028
3.218% due 05/26/2037	1,971	645
3.259% due 08/28/2037	6,763	5,325
3.728% due 05/26/2036	116	2
4.242% due 07/26/2037	12,775	11,015
4.625% due 09/26/2036	5,391	4,399
5.078% due 03/26/2037	1,156	351
5.750% due 12/26/2035	5,141	4,273
6.250% due 11/26/2036	5,490	4,777
11.961% due 06/26/2036	504	204
Bear Stearns ALT-A Trust
1.271% due 01/25/2036 ^	1,716	1,536
3.104% due 09/25/2047 ^	7,708	5,504
3.110% due 11/25/2036 ^	555	455
3.195% due 11/25/2035	8,834	7,665
3.477% due 09/25/2035 ^	843	696
Chase Mortgage Finance Trust
3.189% due 12/25/2035 ^	13	12
5.500% due 05/25/2036 ^	52	45
Chase Mortgage Trust
3.750% due 12/25/2045	539	504
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	150	149
6.000% due 09/25/2037	1,501	1,558
Commercial Mortgage Loan Trust
6.096% due 12/10/2049	2,161	1,370
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	3,397	2,847
6.000% due 08/25/2037 ^	1,470	1,147
Countrywide Alternative Loan Trust
2.953% due 04/25/2036 ^	1,470	1,013
5.500% due 03/25/2035	404	321
5.500% due 01/25/2036	958	802
5.500% due 03/25/2036 ^	162	127
5.750% due 01/25/2035	485	489
5.750% due 02/25/2035	535	518
5.750% due 12/25/2036 ^	1,014	720
6.000% due 02/25/2035	474	484

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2036		$697	$514
6.000% due 04/25/2037 ^		2,362	1,650
6.250% due 11/25/2036 ^		1,016	896
6.250% due 12/25/2036 ^		737	544
6.500% due 08/25/2036 ^		633	428
Countrywide Home Loan Mortgage Pass-Through Trust
1.351% due 03/25/2035 ^		6,058	4,571
6.000% due 07/25/2037		2,450	1,978
6.250% due 09/25/2036 ^		801	676
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		637	514
Credit Suisse Mortgage Capital Certificates
3.193% due 10/26/2036		7,496	4,631
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		216	170
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	390	414
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$1,596	1,353
First Horizon Mortgage Pass-Through Trust
3.000% due 11/25/2035 ^		487	402
3.122% due 05/25/2037 ^		532	441
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,600	1,494
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,744	2,292
JPMorgan Alternative Loan Trust
3.013% due 03/25/2037 ^		1,563	1,396
3.182% due 05/25/2036 ^		2,519	1,954
3.194% due 03/25/2036 ^		2,680	2,127
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,741	1,501
JPMorgan Mortgage Trust
3.111% due 10/25/2035		398	384
3.297% due 02/25/2036 ^		586	522
6.500% due 09/25/2035		132	130
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		927	716
5.562% due 02/15/2040		1,888	1,410
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,184	920
6.000% due 07/25/2037 ^		1,448	1,299
6.500% due 09/25/2037 ^		3,435	2,568
Lehman XS Trust
0.991% due 06/25/2047		3,119	2,408
MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^		620	478
Merrill Lynch Mortgage Investors Trust
3.019% due 03/25/2036 ^		2,344	1,619
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		15	12
RBSSP Resecuritization Trust
0.916% due 02/26/2047		4,682	4,516
Residential Accredit Loans, Inc. Trust
4.184% due 12/26/2034 ^		1,486	1,181
6.000% due 08/25/2036 ^		463	393
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,356	1,060
6.000% due 07/25/2037 ^		1,789	1,233
6.250% due 09/25/2037 ^		3,049	2,083
Residential Funding Mortgage Securities, Inc. Trust
4.020% due 09/25/2035		1,515	1,342
4.190% due 08/25/2036 ^		2,008	1,778
Structured Adjustable Rate Mortgage Loan Trust
3.235% due 11/25/2036 ^		3,684	2,846
3.254% due 01/25/2036 ^		2,972	2,258
3.502% due 07/25/2036 ^		845	671
Suntrust Adjustable Rate Mortgage Loan Trust
3.408% due 02/25/2037 ^		425	380
WaMu Mortgage Pass-Through Certificates Trust
3.627% due 02/25/2037 ^		788	748
4.242% due 05/25/2037 ^		1,795	1,653
4.326% due 07/25/2037 ^		1,373	1,262
5.972% due 10/25/2036 ^		1,168	930

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	61

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.997% due 07/25/2036 ^		$454	$431
5.750% due 03/25/2037 ^		404	399

Total Non-Agency Mortgage-Backed Securities (Cost $138,588)			143,735

ASSET-BACKED SECURITIES 20.3%
Airspeed Ltd.
1.037% due 06/15/2032		3,418	2,690
Apidos CLO
0.000% due 07/22/2026		1,500	817
Argent Securities Trust
0.961% due 03/25/2036		4,204	2,221
Bear Stearns Asset-Backed Securities Trust
0.911% due 10/25/2036 ^		6,446	5,949
6.500% due 10/25/2036 ^		381	292
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		2,400	1,766
0.000% due 07/22/2026		1,500	922
Citigroup Mortgage Loan Trust, Inc.
0.921% due 12/25/2036		16,692	8,918
0.931% due 12/25/2036		4,491	2,790
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (f)	EUR	2,366	2,163
3.600% due 11/27/2028		1,062	1,149
4.500% due 11/27/2028		929	1,007
6.200% due 11/27/2028		1,150	1,250
Countrywide Asset-Backed Certificates
0.911% due 12/25/2046		$17,114	12,430
0.911% due 06/25/2047 ^		1,915	1,390
0.941% due 03/25/2037		2,947	2,749
0.971% due 06/25/2047		11,905	9,174
Countrywide Asset-Backed Certificates Trust
1.521% due 11/25/2035		4,008	3,103
Fremont Home Loan Trust
0.921% due 01/25/2037		16,035	8,520
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	445
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		$3,522	1,592
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.931% due 07/25/2037		3,525	2,193
JPMorgan Mortgage Acquisition Corp.
1.061% due 01/25/2036		807	756
Lehman XS Trust
6.290% due 06/24/2046		4,175	3,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
1.071% due 01/25/2036		$5,000	$3,566
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		104	104
Merrill Lynch Mortgage Investors Trust
0.916% due 04/25/2037		597	336
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		834	595
SLM Student Loan Trust
0.000% due 10/28/2029 (f)		1	1,290
0.000% due 01/25/2042 (f)		4	3,989
South Coast Funding Ltd.
1.482% due 08/10/2038		12,754	2,634
Specialty Underwriting & Residential Finance Trust
1.271% due 09/25/2036		14,080	11,353
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		478	344
1.158% due 08/05/2036 ^		9,443	6,799
1.241% due 12/05/2036		5,463	3,933
1.469% due 07/05/2035		6,146	4,671

Total Asset-Backed Securities (Cost $117,431)			117,752

SOVEREIGN ISSUES 2.4%
Argentine Government International Bond
7.820% due 12/31/2033	EUR	5,033	5,542
Autonomous Community of Catalonia
4.900% due 09/15/2021		1,500	1,713
Autonomous Community of Valencia
2.057% due 09/03/2017		2,500	2,721
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	204,000	1,748
4.750% due 04/17/2019	EUR	300	299
Saudi Government International Bond
3.250% due 10/26/2026		$200	191
4.500% due 10/26/2046		1,600	1,568

Total Sovereign Issues (Cost $14,121)			13,782

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.1%
TIG FinCo PLC (i)		496,900	462

Total Common Stocks (Cost $737)			462

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 2.3%

BANKING & FINANCE 2.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)	10,950	$13,168
Morgan Stanley
5.850% due 04/15/2027 (h)	1,725	43

Total Preferred Securities (Cost $12,937)		13,211

SHORT-TERM INSTRUMENTS 6.3%

REPURCHASE AGREEMENTS (j) 3.7%
		21,636

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.477% due 02/28/2017 (g)	$1,200	1,200
0.503% due 02/23/2017 (g)	1,900	1,899
0.517% due 02/10/2017 (g)	1,600	1,600

		4,699

U.S. TREASURY BILLS 1.8%
0.462% due 02/02/2017 - 03/16/2017 (e)(f)(m)(o)	10,514	10,510

Total Short-Term Instruments (Cost $36,845)		36,845

Total Investments in Securities (Cost $738,293)		733,372

Total Investments 126.2% (Cost $738,293)		$733,372

Financial Derivative Instruments (l)(n) (0.8)% (Cost or Premiums, net $(1,679))		(4,498)

Preferred Shares (15.9)%		(92,450)

Other Assets and Liabilities, net (9.5)%		(55,353)

Net Assets Applicable to Common Shareholders 100.0%		$581,071

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$ 737	$462	0.08%

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	0.690%	01/31/2017	02/01/2017	$18,000	U.S. Treasury Bonds 3.125% due 02/15/2043	$(18,577)	$18,000	$18,000
SSB	0.010	01/31/2017	02/01/2017	3,636	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(3,709)	3,636	3,636

Total Repurchase Agreements						$(22,286)	$21,636	$21,636

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017	$(814)	$(814)
JML	1.850	01/10/2017	02/08/2017	(8,580)	(8,590)
MSC	1.400	11/02/2016	02/02/2017	(4,889)	(4,906)
	1.530	02/02/2017	05/02/2017	(4,758)	(4,758)
RBC	1.810	08/05/2016	02/06/2017	(5,279)	(5,327)
	1.810	09/02/2016	02/06/2017	(2,272)	(2,289)
	1.950	12/16/2016	06/12/2017	(1,932)	(1,937)
	2.020	01/09/2017	07/10/2017	(5,300)	(5,307)
RDR	1.300	11/03/2016	02/03/2017	(4,194)	(4,208)
	1.450	02/03/2017	05/02/2017	(4,152)	(4,152)
UBS	1.300	11/22/2016	02/22/2017	(3,156)	(3,164)
	1.730	11/28/2016	02/28/2017	(2,950)	(2,959)
	1.750	12/09/2016	02/22/2017	(3,536)	(3,545)
	1.850	12/28/2016	03/14/2017	(4,053)	(4,060)
	1.360	01/06/2017	04/07/2017	(7,515)	(7,523)

Total Reverse Repurchase Agreements					$(63,539)

(3)

The average amount of borrowings outstanding during the period ended January 31, 2017 was $(67,099) at a weighted average interest rate of 1.397%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2017:

(k)	Securities with an aggregate market value of $71,354 have been pledged as collateral under the terms of the following master agreements as of January 31, 2017.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(814)	$0	$(814)	$938	$124
DEU	18,000	0	0	18,000	(18,057)	(57)
JML	0	(8,590)	0	(8,590)	10,650	2,060
MSC	0	(9,664)	0	(9,664)	9,824	160
RBC	0	(14,860)	0	(14,860)	16,504	1,644
RDR	0	(8,360)	0	(8,360)	8,659	299
SSB	3,636	0	0	3,636	(3,709)	(73)
UBS	0	(21,251)	0	(21,251)	23,360	2,109

Total Borrowings and Other Financing Transactions	$21,636	$(63,539)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	63

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(34,988)	$(11,583)	$(8,058)	$(54,629)

Total Borrowings	$0	$(34,988)	$(11,583)	$(8,058)	$(54,629)

Gross amount of recognized liabilities for reverse repurchase agreements(5)					$(54,629)

(5)	Unsettled reverse repurchase agreements liability of $(8,910) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,827	$747	$59	$0	$(1)
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,860	649	639	0	(12)
CDX.HY-26 5-Year Index	5.000	06/20/2021	1,287	101	42	0	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	2,673	135	14	0	(5)

				$1,632	$754	$0	$(18)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$	149,020	$5,569	$(3,522)	$390	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		26,800	(202)	(1,469)	79	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		201,500	34,618	41,191	1,461	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		31,900	2,631	5,533	0	(213)
Receive*	3-Month USD-LIBOR	1.750	06/21/2047		313,100	65,257	9,976	0	(2,066)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	12,900	219	26	22	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		8,100	313	112	23	0

						$108,405	$51,847	$1,975	$(2,279)

Total Swap Agreements						$110,037	$52,601	$1,975	$(2,297)

*	This instrument has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2017:

(m)	Securities with an aggregate market value of $3,985 and cash of $7,597 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2017. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,975	$1,975	$0	$0	$(2,297)	$(2,297)

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2017	BRL	884		$267	$0	$(14)
	02/2017	EUR	34,815		36,258	0	(1,325)
	02/2017	GBP	94		116	0	(2)
	02/2017		$283	BRL	884	0	(2)
BPS	02/2017	EUR	109		$117	0	(1)
	02/2017	GBP	95		115	0	(4)
CBK	02/2017		79		97	0	(2)
	02/2017		$1,218	EUR	1,135	7	0
	02/2017		1,788	JPY	204,255	21	0
	03/2017	EUR	3,910		$4,189	0	(36)
	03/2017	JPY	204,255		1,789	0	(21)
FBF	02/2017	GBP	94		116	0	(2)
GLM	02/2017	EUR	273		290	0	(5)
	02/2017	GBP	3,631		4,431	0	(137)
HUS	02/2017	BRL	884		283	2	0
	02/2017		$278	BRL	884	2	0
	03/2017	BRL	884		$276	0	(2)
IND	02/2017	GBP	38,203		46,802	0	(1,257)
JPM	02/2017	AUD	1,326		966	0	(39)
	02/2017	GBP	2,382		2,873	0	(123)
	02/2017	JPY	204,255		1,740	0	(69)
	02/2017		$36,759	EUR	34,371	344	0
	03/2017	EUR	34,371		$36,802	0	(340)
MSB	02/2017	GBP	142		173	0	(6)
SCX	02/2017	EUR	218		227	0	(8)
	02/2017		$308	EUR	293	9	0
SOG	02/2017	GBP	141		$174	0	(4)
TOR	02/2017	EUR	492		520	0	(11)
	02/2017	GBP	184		225	0	(7)
UAG	02/2017		$56,468	GBP	45,045	198	0
	03/2017	GBP	45,045		$56,499	0	(195)

Total Forward Foreign Currency Contracts						$583	$(3,612)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2017(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	4.214%	$ 1,000	$(195)	$(4)	$0	$(199)
GST	Petrobras Global Finance BV	1.000	09/20/2020	2.864	10	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2021	3.528	100	(16)	5	0	(11)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	1,400	(278)	(1)	0	(279)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	4.214	300	(25)	15	0	(10)
	Petrobras Global Finance BV	1.000	09/20/2020	4.214	40	(6)	4	0	(2)
	Petrobras Global Finance BV	1.000	12/20/2024	4.214	1,700	(353)	14	0	(339)
MYC	Petrobras Global Finance BV	1.000	12/20/2019	4.214	8,700	(805)	499	0	(306)

						$(1,679)	$532	$0	$(1,147)

Total Swap Agreements						$(1,679)	$532	$0	$(1,147)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	65

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2017:

(o)	Securities with an aggregate market value of $3,070 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2017.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$(1,343)	$0	$0	$(1,343)	$(1,343)	$1,059	$(284)
BPS	0	0	0	0	(5)	0	(199)	(204)	(204)	0	(204)
CBK	28	0	0	28	(59)	0	0	(59)	(31)	0	(31)
FBF	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	0	0	0	0	(142)	0	0	(142)	(142)	0	(142)
GST	0	0	0	0	0	0	(291)	(291)	(291)	292	1
HUS	4	0	0	4	(2)	0	(351)	(353)	(349)	358	9
IND	0	0	0	0	(1,257)	0	0	(1,257)	(1,257)	1,022	(235)
JPM	344	0	0	344	(571)	0	0	(571)	(227)	0	(227)
MSB	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
MYC	0	0	0	0	0	0	(306)	(306)	(306)	170	(136)
SCX	9	0	0	9	(8)	0	0	(8)	1	0	1
SOG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
TOR	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
UAG	198	0	0	198	(195)	0	0	(195)	3	0	3

Total Over the Counter	$583	$0	$0	$583	$(3,612)	$0	$(1,147)	$(4,759)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,975	$1,975

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$583	$0	$583

	$0	$0	$0	$583	$1,975	$2,558

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$18	$0	$0	$2,279	$2,297

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,612	$0	$3,612
Swap Agreements	0	1,147	0	0	0	1,147

	$0	$1,147	$0	$3,612	$0	$4,759

	$0	$1,165	$0	$3,612	$2,279	$7,056

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$639	$0	$0	$46,327	$46,966

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,553	$0	$7,553
Swap Agreements	0	153	0	0	0	153

	$0	$153	$0	$7,553	$0	$7,706

	$0	$792	$0	$7,553	$46,327	$54,672

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$265	$0	$0	$(39,773)	$(39,508)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,780)	$0	$(2,780)
Swap Agreements	0	1,260	0	0	0	1,260

	$0	$1,260	$0	$(2,780)	$0	$(1,520)

	$0	$1,525	$0	$(2,780)	$(39,773)	$(41,028)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,946	$1,880	$16,826
Corporate Bonds & Notes
Banking & Finance	0	159,116	5,239	164,355
Industrials	0	127,725	1,989	129,714
Utilities	0	39,593	0	39,593
Convertible Bonds & Notes
Industrials	0	3,989	0	3,989
Municipal Bonds & Notes
California	0	7,253	0	7,253
Illinois	0	521	0	521
Ohio	0	20,690	0	20,690
Virginia	0	673	0	673
West Virginia	0	11,144	0	11,144
U.S. Government Agencies	0	7,885	4,942	12,827
Non-Agency Mortgage-Backed Securities	0	143,735	0	143,735
Asset-Backed Securities	0	112,473	5,279	117,752
Sovereign Issues	0	13,782	0	13,782
Common Stocks
Financials	0	0	462	462
Preferred Securities
Banking & Finance	0	13,211	0	13,211

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2017
Short-Term Instruments
Repurchase Agreements	$0	$21,636	$0	$21,636
Short-Term Notes	0	4,699	0	4,699
U.S. Treasury Bills	0	10,510	0	10,510

Total Investments	$0	$713,581	$19,791	$733,372

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,975	0	1,975
Over the counter	0	583	0	583

	$0	$2,558	$0	$2,558

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,297)	0	(2,297)
Over the counter	0	(4,759)	0	(4,759)

	$0	$(7,056)	$0	$(7,056)

Total Financial Derivative Instruments	$0	$(4,498)	$0	$(4,498)

Totals	$0	$709,083	$19,791	$728,874

There were no significant transfers among Levels 1 and 2 during the period ended January 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2017	67

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

January 31, 2017 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2017(1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,675	$(5)	$24	$1	$185	$0	$0	$1,880	$186
Corporate Bonds & Notes
Banking & Finance	5,517	0	(75)	1	1	(205)	0	0	5,239	(193)
Industrials	1,991	0	0	1	0	(3)	0	0	1,989	(3)
U.S. Government Agencies	4,736	0	(44)	20	17	213	0	0	4,942	209
Asset-Backed Securities	5,917	0	0	0	0	(638)	0	0	5,279	(639)
Common Stocks
Financials	316	0	0	0	0	146	0	0	462	146

Totals	$18,477	$1,675	$(124)	$46	$19	$(302)	$0	$0	$19,791	$(294)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,880	Third Party Vendor	Broker Quote	89.750
Corporate Bonds & Notes
Banking & Finance	5,239	Proxy Pricing	Base Price	110.500
Industrials	1,989	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	4,942	Proxy Pricing	Base Price	56.094
Asset-Backed Securities	5,279	Proxy Pricing	Base Price	89,450-99,920
Common Stocks
Financials	462	Other Valuation Techniques(2)	—	—

Total	$19,791

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

January 31, 2017 (Unaudited)

1. ORGANIZATION

PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Corporate & Income Opportunity Fund	September 13, 2002
PIMCO Corporate & Income Strategy Fund	October 17, 2001
PIMCO High Income Fund	February 18, 2003
PIMCO Income Strategy Fund	June 19, 2003
PIMCO Income Strategy Fund II	June 30, 2004

Each Fund has authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Note 6, Financial Derivative Instruments). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting

SEMIANNUAL REPORT	JANUARY 31, 2017	69

Notes to Financial Statements (Cont.)

period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Corporate & Income Opportunity Fund	Monthly	Monthly
PIMCO Corporate & Income Strategy Fund	Monthly	Monthly
PIMCO High Income Fund	Monthly	Monthly
PIMCO Income Strategy Fund	Monthly	Monthly
PIMCO Income Strategy Fund II	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates, and which may be economically similar to a taxable return of capital. The tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) 2014-15 requiring management to evaluate whether

70	PIMCO CLOSED-END FUNDS

January 31, 2017 (Unaudited)

there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. The Funds have adopted the ASU. The ASU did not have an impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market

SEMIANNUAL REPORT	JANUARY 31, 2017	71

Notes to Financial Statements (Cont.)

but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those

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securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost,

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so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts and options contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with a Fund’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in or originations of loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers

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for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders. A Fund may pay fees and expenses associated with originating a loan, including significant legal and due diligence expenses, irrespective of whether the loan transaction is ultimately consummated or closed.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of January 31, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities

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is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including without limitation, auto loans, credit card receivables, home equity loans, and student loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to

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maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at January 31, 2017 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7 Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund

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purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A

Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds may use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and of the realized appreciation (depreciation) and changes in unrealized appreciation (depreciation) related to such instruments on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Corporate & Income Opportunity Fund’s expenses, adversely affecting its total return.

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(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss).

Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains (losses) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains (losses) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the asset upon which the swap is based.

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Notes to Financial Statements (Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost

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of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential undiscounted amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. If a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or

(vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Asset Segregation  Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by a Fund. In such event, a Fund may but is not required to cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund (other than PTY) is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative. For PTY, with respect to forwards and futures contracts and interest rate swaps that are contractually required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted or physical settlement is not otherwise involved), the Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value, but will segregate full notional value, as applicable, with respect to other derivative instruments (including written credit default swaps, written total return swaps and written options) that contractually require or permit physical delivery of securities or other underlying assets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed

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Notes to Financial Statements (Cont.)

income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery, the Federal Reserve Board’s conclusion of its quantitative easing program, and recent increases in interest rates for the first time since 2006, could potentially increase the probability of an upward interest rate environment in the near future. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations

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to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to a Fund in a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to a Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Master Netting Arrangements  The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty (cash). Cash collateral received is typically not held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Funds and select counterparties. Master Repo Agreements maintain provisions for, among other things, transaction initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and

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Notes to Financial Statements (Cont.)

between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivatives transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the CFTC, or the applicable regulator. In the United States, counterparty risk may be reduced as creditors of a futures broker do not have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PIMCO Corporate & Income Opportunity Fund	0.65%	(1)
PIMCO Corporate & Income Strategy Fund	0.81%	(1)
PIMCO High Income Fund	0.76%	(1)
PIMCO Income Strategy Fund	0.86%	(2)
PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)

Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets includes total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements

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for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the “PIMCO-Managed Interval Fund”), PIMCO Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO-Managed Interval Fund, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors Fund Management (“AGIFM”), an affiliate of PIMCO that served as the investment manager of the PIMCO Managed Funds prior to the close of business on September 5, 2014, serves as investment adviser.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages between PMAT and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended January 31, 2017, as indicated below, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$30,803	$78,572
PIMCO Corporate & Income Strategy Fund	14,509	50,016
PIMCO High Income Fund	14,537	54,842
PIMCO Income Strategy Fund	11,184	10,564
PIMCO Income Strategy Fund II	9,262	16,152

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater

SEMIANNUAL REPORT	JANUARY 31, 2017	85

Notes to Financial Statements (Cont.)

transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended January 31, 2017, as indicated below, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Corporate & Income Opportunity Fund	$7,020	$4,875	$384,695	$264,146
PIMCO Corporate & Income Strategy Fund	4,110	2,348	165,364	153,449
PIMCO High Income Fund	0	5,685	200,257	186,507
PIMCO Income Strategy Fund	1,990	1,124	93,861	72,865
PIMCO Income Strategy Fund II	1,700	3,231	126,394	98,802

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the period ended January 31, 2017, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of January 31, 2017
PIMCO Corporate & Income Opportunity Fund
Series M	1,884	1.342%	0.662%	1.342%
Series T	1,770	1.342%	0.722%	1.342%
Series W	1,847	1.342%	0.622%	1.342%
Series TH	2,033	1.342%	0.682%	1.342%
Series F	1,984	1.342%	0.582%	1.342%

PIMCO Corporate & Income Strategy Fund
Series M	406	1.007%	0.497%	1.007%
Series T	449	1.007%	0.542%	1.007%
Series W	473	1.007%	0.467%	1.007%
Series TH	434	1.007%	0.512%	1.007%
Series F	459	1.007%	0.437%	1.007%

PIMCO High Income Fund
Series M	688	1.074%	0.530%	1.074%
Series T	958	1.074%	0.578%	1.074%
Series W	738	1.074%	0.498%	1.074%
Series TH	757	1.074%	0.546%	1.074%
Series F	938	1.074%	0.466%	1.074%

PIMCO Income Strategy Fund
Series T	766	1.973%	1.689%	1.972%
Series W	699	1.973%	1.689%	1.973%
Series TH	586	1.974%	1.689%	1.973%

PIMCO Income Strategy Fund II
Series M	721	1.973%	1.687%	1.970%
Series T	881	1.973%	1.689%	1.972%
Series W	671	1.973%	1.689%	1.973%
Series TH	753	1.974%	1.689%	1.973%
Series F	672	1.974%	1.691%	1.972%

86	PIMCO CLOSED-END FUNDS

January 31, 2017 (Unaudited)

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined in the table below:

Fund Name		Applicable %		Reference Rate		Maximum Rate
PIMCO Corporate & Income Opportunity Fund		200%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PTY
PIMCO Corporate & Income Strategy Fund		150%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PCN
PIMCO High Income Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PHK
PIMCO Income Strategy Fund(1)	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFL
PIMCO Income Strategy Fund II(1)	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFN

(1)	The Maximum Rate is the higher of a) the product of the Applicable % and Reference Rate or b) 1.25% plus the Reference Rate.

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO, the investment manager of the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), has entered into a settlement agreement with the SEC that relates to BOND.

The settlement relates to disclosures regarding BOND’s performance attribution during the first four months of its existence in 2012 and the valuation of 43 smaller-sized positions of non-agency mortgage-backed securities using third-party vendor prices, as well as PIMCO’s policies and procedures related to these matters.

The settlement resolves the SEC’s investigation of BOND

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of January 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

SEMIANNUAL REPORT	JANUARY 31, 2017	87

Notes to Financial Statements (Cont.)

Each Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2013-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of their last fiscal year ended July 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†):

	Expiration of Accumulated Capital Losses
	07/31/2017	07/31/2018	07/31/2019
PIMCO Corporate & Income Opportunity Fund	$0	$0	$0
PIMCO Corporate & Income Strategy Fund	0	0	0
PIMCO High Income Fund	488,807	0	0
PIMCO Income Strategy Fund	21,867	106,315	0
PIMCO Income Strategy Fund II	67,542	277,492	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended July 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Corporate & Income Opportunity Fund	$221,288	$0
PIMCO Corporate & Income Strategy Fund	80,651	0
PIMCO High Income Fund	174,485	0
PIMCO Income Strategy Fund	54,139	0
PIMCO Income Strategy Fund II	123,808	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of January 31, 2017 the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(1)
PIMCO Corporate & Income Opportunity Fund	$1,310,901	$64,002	$(48,882)	$15,120
PIMCO Corporate & Income Strategy Fund	695,269	35,094	(33,234)	1,860
PIMCO High Income Fund	1,171,271	70,498	(79,829)	(9,331)
PIMCO Income Strategy Fund	362,122	15,457	(16,556)	(1,099)
PIMCO Income Strategy Fund II	738,293	35,681	(40,602)	(4,921)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, sale/buyback transactions, treasury inflation-protected securities (TIPS), security litigation payments, and Lehman securities for federal income purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On February 1, 2017, the following distributions were declared to common shareholders payable March 1, 2017 to shareholders of record on February 13, 2017:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

88	PIMCO CLOSED-END FUNDS

January 31, 2017 (Unaudited)

On March 1, 2017, the following distributions were declared to common shareholders payable April 3, 2017 to shareholders of record on March 13, 2017:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

On March 23, 2017, the Securities and Exchange Commission declared effective a registration statement filed using the “shelf” registration process for PIMCO Corporate & Income Opportunity Fund (for purposes of this paragraph, the “Fund”). Pursuant to its shelf registration, the Fund may offer, from time to time, in one or more offerings, up to 14,500,000 common shares. The Fund may not sell any of its common shares at a price below the net asset value of such common shares at the time of each sale, exclusive of any distribution commission or discount. Any proceeds from the Fund’s offering of its common shares will be invested in accordance with its investment objective and policies as set forth in its effective registration statement.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	JANUARY 31, 2017	89

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index—Home Equity	CDX.IG	Credit Derivatives Index—Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index—High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation

90	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II.

CEF4011SAR_013117

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) provide reasonable assurances that material information relating to the Registrant is made known to them by appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.
(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: March 29, 2017

By:	/s/ WILLIAM G. GALIPEAU
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: March 29, 2017